UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02688

Name of Fund: BlackRock Municipal Bond Fund, Inc.

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock Short-Term Municipal Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal

            Bond Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2018

Date of reporting period: 09/30/2017

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Investment Companies — 0.2%	Shares	Value
VanEck Vectors High-Yield Municipal Index ETF	50,000	$1,565,500

Municipal Bonds	Par (000)
Alabama — 1.2%
Alabama Special Care Facilities Financing Authority-Birmingham, RB, Methodist Home For The Aging:
5.75%, 6/01/35	$200	221,252
5.75%, 6/01/45	355	387,081
6.00%, 6/01/50	450	497,993
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	365	408,183
Sub-Lien, Series D, 7.00%, 10/01/51	2,355	2,886,288
Sub-Lien, Series D, 6.50%, 10/01/53	3,465	4,128,478
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20 (a)	710	810,423

		9,339,698
Alaska — 0.5%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	595	605,412
5.00%, 6/01/32	1,510	1,477,641
5.00%, 6/01/46	1,710	1,658,700

		3,741,753
Arizona — 1.9%
Arizona Industrial Development Authority, RB, Academies of Math & Science Project, Series B, 5.25%, 7/01/51 (b)	570	566,380
Arizona Industrial Development Authority, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/26 (b)	760	830,893
City of Phoenix Arizona IDA, ERB, Eagle College Prep Project, Series A, 5.00%, 7/01/43	1,445	1,461,950
City of Phoenix Arizona IDA, RB:
Great Hearts Academies — Veritas Project, 6.40%, 7/01/21 (a)	415	491,314

Municipal Bonds	Par (000)	Value
Arizona (continued)
City of Phoenix Arizona IDA, RB (continued):
Legacy Traditional Schools Project, Series A, 6.50%, 7/01/34 (b)	$465	$525,552
Legacy Traditional Schools Projects, Series A, 6.75%, 7/01/44 (b)	810	922,517
City of Phoenix Arizona IDA, Refunding RB (b):
Basis Schools, Inc. Projects, 5.00%, 7/01/35	300	312,900
Basis Schools, Inc. Projects, 5.00%, 7/01/45	895	922,781
Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/35	295	307,685
Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/46	325	334,874
Legacy Traditional School Projects, 5.00%, 7/01/35	315	324,986
Legacy Traditional School Projects, 5.00%, 7/01/45	250	254,973
City of Phoenix Industrial Development Authority, RB, Legacy Traditional Schools Projects, Series A (b):
5.00%, 7/01/36	1,225	1,263,465
5.00%, 7/01/41	1,685	1,726,906
State of Arizona IDA, RB, Academies of Math & Science Project, Series B, 5.13%, 7/01/47 (b)	420	415,850
State of Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.25%, 7/01/47 (b)	3,235	3,399,176
Town of Florence, Inc. Arizona, IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 7/01/43	1,375	1,473,409

		15,535,611
Arkansas — 0.1%
County of Benton Arkansas Public Facilities Board, RB, BCCSO Project, Series A, 6.00%, 6/01/20 (a)	750	845,723
California — 8.1%
Alameda Corridor Transportation Authority, Refunding RB, 2nd Subordinate Lien, Series B, 5.00%, 10/01/35	5,210	5,965,033

BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
California (continued)
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	$1,000	$1,076,060
Sutter Health, Series B, 6.00%, 8/15/42	1,000	1,127,770
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/19 (a)	265	288,142
California Municipal Finance Authority, RB, Urban Discovery Academy Project (b):
5.50%, 8/01/34	310	312,964
6.00%, 8/01/44	655	669,286
6.13%, 8/01/49	570	584,809
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 2/01/42	345	386,490
California Pollution Control Financing Authority, RB, Calplant I Project, Green Bonds, AMT, 7.50%, 7/01/32 (b)	515	547,872
California Pollution Control Financing Authority, Refunding RB, Waste Management, Inc. Project, Series A-3, AMT, 4.30%, 7/01/40	1,000	1,033,260
California School Finance Authority, RB, Value Schools:
6.65%, 7/01/33	295	331,155
6.90%, 7/01/43	650	734,526
California Statewide Communities Development Authority, RB, Series A:
Loma Linda University Medical Center, 5.00%, 12/01/46 (b)	970	1,058,260
Loma Linda University Medical Center, 5.25%, 12/01/56 (b)	875	960,488
Sutter Health, 6.00%, 8/15/42	400	450,144
California Statewide Communities Development Authority, Refunding RB:
American Baptist Homes of the West, 6.25%, 10/01/39	2,575	2,776,932
California Baptist University, Series A, 5.00%, 11/01/32 (b)	935	1,039,870

Municipal Bonds	Par (000)	Value
California (continued)
California Statewide Communities Development Authority, Refunding RB (continued):
California Baptist University, Series A, 5.00%, 11/01/41 (b)	$1,415	$1,524,167
Southern California Edison Co., 2.63%, 11/01/33 (c)	3,570	3,673,887
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement:
Series A, 6.00%, 5/01/43	2,500	2,517,400
Series B, 6.00%, 5/01/43	3,485	3,493,782
City & County of San Francisco California Redevelopment Agency, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series D (b):
3.00%, 8/01/21	675	689,229
0.00%, 8/01/23 (d)	1,000	761,490
0.00%, 8/01/26 (d)	580	373,665
0.00%, 8/01/31 (d)	1,155	565,511
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	500	536,980
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	310	364,634
6.50%, 5/01/42	760	893,942
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	240	294,062
County of California Tobacco Securitization Agency, RB, 5.45%, 6/01/28 (e)	500	504,590
County of California Tobacco Securitization Agency, Refunding RB, Golden Gate Tobacco Funding Corp., Series A, 5.00%, 6/01/36	1,665	1,641,241
County of Los Angeles California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp. (e):
5.70%, 6/01/46	4,260	4,288,968
5.60%, 6/01/36	1,385	1,397,714

2	BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
California (continued)
County of Riverside California Transportation Commission, RB, Senior Lien, Series A, 5.75%, 6/01/48	$2,115	$2,380,454
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior Series A-1:
5.13%, 6/01/47	1,670	1,657,542
5.75%, 6/01/47	4,555	4,555,000
Palomar Health, Refunding RB:
5.00%, 11/01/36	325	361,325
5.00%, 11/01/39	310	341,862
Successor Agency to the San Francisco City & County Redevelopment Agency, Special Tax Bonds, Community Facilities District No. 6 (Mission Bay South Public Improvements), Series C, CAB, 0.00%, 8/01/43 (d)	3,000	735,330
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
4.75%, 6/01/25	785	790,275
5.00%, 6/01/37	7,410	7,407,777
5.13%, 6/01/46	3,590	3,584,902

		64,678,790
Colorado — 2.5%
Castle Oaks Metropolitan District No. 3, GO, 6.25%, 12/01/44	535	569,047
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47	820	830,922
City & County of Denver Colorado, Refunding RB, United Airlines, Inc. Project, AMT, 5.00%, 10/01/32	4,290	4,667,563
Colorado Educational & Cultural Facilities Authority, RB, Littleton Preparatory Charter School Project:
5.00%, 12/01/33	450	460,877
5.00%, 12/01/42	545	550,897
Colorado Health Facilities Authority, Catholic Health Initiatives, Series A, 5.25%, 1/01/40	1,250	1,338,000
Colorado Health Facilities Authority, Refunding RB, Sunny Vista Living Center Project, Series A (b):
6.13%, 12/01/45	375	393,750

Municipal Bonds	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, Refunding RB, Sunny Vista Living Center Project, Series A (b) (continued):
6.25%, 12/01/50	$1,235	$1,303,505
Colorado High Performance Transportation Enterprise, RB, C-470 Express Lanes, 5.00%, 12/31/56	2,500	2,739,700
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.75%, 12/01/45	780	825,919
Green Gables Metropolitan District No. 1, GO, Series A, 5.30%, 12/01/46	1,000	1,013,190
Leyden Rock Metropolitan District No. 10, GO, Series A, 5.00%, 12/01/45	1,250	1,270,250
Regional Transportation District, RB, Denver Transit Partners Eagle P3 Project:
6.00%, 1/15/34	1,500	1,647,735
6.00%, 1/15/41	1,000	1,095,990
Tallyns Reach Metropolitan District No. 3, GO, 6.75%, 11/01/38	1,220	1,219,890

		19,927,235
Connecticut — 0.6%
Mohegan Tribal Finance Authority, RB, 7.00%, 2/01/45 (b)	1,485	1,567,328
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 2/01/45 (b)	1,284	1,337,335
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, Series C, 6.25%, 2/01/30 (b)	2,045	2,169,173

		5,073,836
Delaware — 0.9%
Delaware State Economic Development Authority, RB, 5.00%, 6/01/46	1,000	1,016,330

BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Delaware (continued)
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	$5,930	$6,162,159

		7,178,489
District of Columbia — 0.5%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	385	397,039
Metropolitan Washington Airports Authority, Refunding RB:
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/30 (d)	3,005	1,937,924
Dulles Toll Road, 1st Senior Lien, Series A, 5.00%, 10/01/39	185	196,883
Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	1,610	1,718,772

		4,250,618
Florida — 5.4%
Boggy Creek Improvement District, Refunding RB, Special Assessment Bonds, 5.13%, 5/01/43	1,370	1,385,522
Capital Trust Agency, Inc., RB, Silver Creek St. Augustine Project, Series A: (f)(g)
1st Mortgage, 8.25%, 1/01/44	445	369,528
1st Mortgage, 8.25%, 1/01/49	950	787,217
5.75%, 1/01/50	570	533,224
Celebration Pointe Community Development District, Special Assessment Bonds:
4.75%, 5/01/24	560	566,608
5.00%, 5/01/34	1,250	1,261,187
Alachua County, 4.00%, 5/01/22 (b)	310	316,116
City of Tallahassee Florida, RB, Tallahassee Memorial HealthCare, Inc. Project, Series A, 5.00%, 12/01/55	2,600	2,773,966
County of Alachua Florida Health Facilities Authority, RB:
East Ridge Retirement Village, Inc. Project, 6.25%, 11/15/44	2,000	2,144,500

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Alachua Florida Health Facilities Authority, RB (continued):
Shands Teaching Hospital and Clinics, Series A, 5.00%, 12/01/44	$1,720	$1,889,179
County of Collier Florida IDA, Refunding RB, Arlington of Naples Project, Series A, 8.13%, 5/15/44 (b)	1,490	1,656,597
County of Martin Florida Health Facilities Authority, RB, 5.50%, 11/15/42	1,000	1,092,280
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Sinai Residences Boca Raton Project, 7.50%, 6/01/49	1,000	1,215,600
Florida Development Finance Corp., RB:
Renaissance Charter School, Series A, 5.75%, 6/15/29	695	734,483
Renaissance Charter School, Series A, 6.00%, 6/15/34	835	882,036
Renaissance Charter School, Series A, 6.13%, 6/15/44	3,185	3,340,619
Solid Waste Disposal Facility, Waste Pro USA, Inc. Project, AMT, 5.00%, 8/01/29 (b)(c)	2,240	2,300,525
Greater Orlando Aviation Authority Florida, Refunding RB, Special Purpose, Jetblue Airways Corp. Project, AMT, 5.00%, 11/15/36	2,000	2,077,320
Greeneway Improvement District, RB, Special Assessment Bonds, 5.13%, 5/01/43	1,365	1,383,919
Lakewood Ranch Stewardship District Special Assessment Bonds:
4.25%, 5/01/25	155	158,120
4.88%, 5/01/35	285	290,327
4.88%, 5/01/45	580	587,354
Village of Lakewood Ranch Sector Projects, 4.00%, 5/01/21	180	184,657
Lakewood Ranch Stewardship District Special Assessment Bonds, Refunding, Lakewood Center & New Sector Projects, 8.00%, 5/01/40	515	610,852

4	BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Florida (continued)
Lakewood Ranch Stewardship District Special Assessment Bonds, Village of Lakewood Ranch Sector Projects:
4.25%, 5/01/26	$190	$196,352
5.13%, 5/01/46	1,080	1,124,474
Miami Health Facilities Authority, Refunding RB, Miami Jewish Health Systems, Inc. Project, 5.13%, 7/01/46	2,000	2,155,000
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (a)	1,450	1,782,470
Midtown Miami Community Development District, Refunding, Special Assessment Bonds, Series A:
5.00%, 5/01/29	1,745	1,854,185
5.00%, 5/01/37	890	939,626
Pine Island Community Development District, RB, 0.00%, 11/01/24 (d)	1,330	917,820
Santa Rosa Bay Bridge Authority, RB:
6.25%, 7/01/28 (f)(g)	403	289,923
(ACA), 6.25%, 7/01/28	66	60,202
Tolomato Community Development District, Refunding, Special Assessment Bonds:
Convertible CAB, Series A2, 6.61%, 5/01/39 (e)	40	39,999
Convertible CAB, Series A3, 0.00%, 5/01/40 (e)	90	70,313
Convertible CAB, Series A4, 0.00%, 5/01/40 (e)	50	31,160
Series 2015-2, 0.00%, 5/01/40 (e)	125	63,130
Series A1, 6.65%, 5/01/40	135	135,031
Tolomato Community Development District: (f)(g)
Series 1, 0.00%, 5/01/40 (e)	205	128,642
Series 1, 6.65%, 5/01/40	5	5,020
Series 3, 6.61%, 5/01/40	135	1
Series 3, 6.65%, 5/01/40	105	1

Municipal Bonds	Par (000)	Value
Florida (continued)
Viera East Community Development District, Refunding, Special Assessment Bonds, 5.00%, 5/01/26	$640	$661,600
Village Community Development District No. 9, Special Assessment Bonds:
7.00%, 5/01/41	1,355	1,586,407
5.50%, 5/01/42	510	567,156
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 5/01/43	1,635	1,832,001

		42,982,249
Georgia — 0.2%
County of Clayton Georgia, Tax Allocation Bonds, Ellenwood Project, 7.50%, 7/01/33	120	120,605
County of Clayton Georgia Development Authority, Refunding RB, Delta Air Lines, Inc. Project, Series A, 8.75%, 6/01/29	635	736,524
County of Gainesville & Hall Georgia Development Authority, Refunding RB, Acts Retirement Life Community, Series A-2, 6.63%, 11/15/19 (a)	225	251,095
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	555	650,577

		1,758,801
Guam — 0.2%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	60	63,003
6.75%, 11/15/19 (a)	1,650	1,844,106

		1,907,109
Hawaii — 0.2%
State of Hawaii Department of Budget & Finance, Refunding RB, 5.00%, 1/01/45 (b)	1,345	1,345,713
Idaho — 0.5%
County of Nez Perce Idaho, Refunding RB, 2.75%, 10/01/24	1,400	1,354,402

BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Idaho (continued)
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	$265	$265,511
Idaho Health Facilities Authority, Refunding RB, Madison Hospital Memorial Project:
3.50%, 9/01/33	400	364,108
5.00%, 9/01/37	1,000	1,089,660
Idaho Housing & Finance Association, RB, Idaho Arts Charter School, Inc., 5.00%, 12/01/46 (b)	1,000	1,053,710

		4,127,391
Illinois — 5.6%
City of Chicago Illinois, GO, Refunding, Series A:
6.00%, 1/01/38	1,850	2,139,932
5.00%, 1/01/36	3,000	3,155,910
City of Chicago Illinois O’Hare International Airport, Refunding RB, Series C, AMT, 5.00%, 1/01/46	3,000	3,312,270
Illinois Finance Authority, RB, Lake Forest College, Series A, 6.00%, 10/01/48	1,700	1,817,861
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	1,400	1,512,308
Friendship Village of Schaumburg, 7.13%, 2/15/39	1,000	1,037,360
Lutheran Home & Services Obligated Group, 5.63%, 5/15/42	2,805	2,907,495
Presence Health Network, Series C, 5.00%, 2/15/36	1,805	2,012,142
Presence Health Network, Series C, 4.00%, 2/15/41	6,505	6,616,886
Presence Health Network, Series C, 5.00%, 2/15/41	3,000	3,309,030
Rogers Park Montessori School Project, Series 2014, 6.00%, 2/01/34	335	353,539
Rogers Park Montessori School Project, Series 2014, 6.13%, 2/01/45	790	829,405
Roosevelt University Project, 6.50%, 4/01/44	830	886,639
Swedish Covenant, Series A, 6.00%, 2/15/20 (a)	1,000	1,114,050

Municipal Bonds	Par (000)	Value
Illinois (continued)
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.50%, 6/15/53	$3,925	$4,211,172
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 6/15/44 (d)	3,455	1,114,756
Quad Cities Regional EDA, Refunding RB, Augustana College, 4.75%, 10/01/32	675	710,579
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	390	441,710
State of Illinois, GO:
5.25%, 2/01/29	1,500	1,640,865
5.00%, 3/01/35	1,095	1,143,914
5.00%, 2/01/39	510	533,047
Series A, 5.00%, 4/01/35	1,460	1,530,766
Series A, 5.00%, 4/01/38	2,190	2,278,585

		44,610,221
Indiana — 2.3%
City of Carmel Indiana, RB, Barrington Carmel Project, Series A:
7.13%, 11/15/42	1,500	1,633,020
7.13%, 11/15/47	1,500	1,629,510
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	525	621,857
7.00%, 1/01/44	1,270	1,518,095
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village Project, 6.25%, 1/01/29 (b)	3,320	3,223,421
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1 (b):
6.63%, 1/15/34	430	453,267
6.75%, 1/15/43	830	874,662
6.88%, 1/15/52	1,270	1,338,059
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges East End Crossing Project, Series A, AMT:
5.00%, 7/01/48	1,230	1,322,902
5.25%, 1/01/51	2,500	2,713,650
Indiana Finance Authority, Refunding RB, Marquette Project, 5.00%, 3/01/39	725	745,510

6	BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Indiana (continued)
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges East End Crossing Project, Series A, AMT, 5.00%, 7/01/44	$370	$399,989
Town of Chesterton Indiana, RB, StoryPoint Chesterton Project, Series A-1, 6.38%, 1/15/51 (b)	1,745	1,760,967

		18,234,909
Iowa — 2.6%
Iowa Finance Authority, Refunding RB:
Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.50%, 12/01/22	6,125	6,258,280
Sunrise Retirement Community Project, 5.50%, 9/01/37	890	902,584
Sunrise Retirement Community Project, 5.75%, 9/01/43	1,385	1,411,620
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, Senior Series A-1, 5.00%, 12/01/21	2,530	2,651,921
Iowa Tobacco Settlement Authority, Refunding RB, Series C:
Asset-Backed, 5.50%, 6/01/42	2,000	1,999,800
5.38%, 6/01/38	3,075	3,074,692
Xenia Rural Water District, Refunding RB, 5.00%, 12/01/41	4,000	4,407,680

		20,706,577
Kansas — 0.1%
City of Wichita Kansas, RB, 5.25%, 12/01/36	500	532,150
Kentucky — 0.5%
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/24 (d)	250	206,390

Municipal Bonds	Par (000)	Value
Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, 6.00%, 7/01/53	$3,000	$3,370,980

		3,577,370
Louisiana — 1.3%
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Project, Series C, 7.00%, 9/15/44 (b)	3,145	3,284,795
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-2, 6.50%, 11/01/35	1,630	1,834,418
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.75%, 5/01/41	645	711,661
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.25%, 5/15/35	3,910	4,296,426

		10,127,300
Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 7/01/41	1,075	1,170,406
Maryland — 1.8%
City of Baltimore Maryland, Refunding RB:
Convention Center Hotel, 5.00%, 9/01/33	680	786,467
Convention Center Hotel, 5.00%, 9/01/42	1,440	1,628,741
East Baltimore Research Park Project, 4.00%, 9/01/27	325	334,116
City of Baltimore Maryland, Tax Allocation Bonds, Center/West Development, Series A, 5.50%, 6/01/43	1,200	1,239,156
City of Gaithersburg Maryland, Refunding RB, Asbury Maryland Obligation, Series B, 6.00%, 1/01/23	750	807,360
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 7/01/43	2,905	3,185,507

BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2017	7

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Maryland (continued)
Maryland EDC, RB:
Purple Line Light Rail Project, AMT, 5.00%, 3/31/51	$3,135	$3,444,644
Term Project, Series B, 5.75%, 6/01/35	1,500	1,603,710
Transportation Facilities Project, Series A, 5.75%, 6/01/35	265	283,322
Maryland EDC, Refunding RB, University of Maryland Project, 5.00%, 7/01/39	950	1,025,240

		14,338,263
Massachusetts — 2.5%
Massachusetts Development Finance Agency, RB:
5.50%, 11/15/46	19	18,183
Boston Medical Center, Series D, 4.00%, 7/01/45	715	721,142
Boston Medical Center, Series D, 5.00%, 7/01/44	3,865	4,195,419
Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	350	382,274
Linden Ponds, Inc. Facility, Series A-1, 6.25%, 11/15/39	352	364,545
North Hill Communities Issue, Series A, 6.50%, 11/15/43 (b)	2,480	2,799,498
Series B, 0.00%, 11/15/56 (d)	94	2,195
Seven Hills Foundation and Affiliates, Series A, 5.00%, 9/01/45	2,230	2,350,777
UMass Boston Student Housing Project, 5.00%, 10/01/41	2,500	2,746,975
Massachusetts Development Finance Agency, Refunding RB:
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (b)	3,000	3,002,220
Emmanuel College Issue, Series A, 4.00%, 10/01/46	2,970	3,003,620
Tufts Medical Center, Series I, 6.75%, 1/01/36	510	581,461

		20,168,309
Michigan — 0.5%
Kentwood EDC, Refunding RB, Limited Obligation, Holland Home, 5.63%, 11/15/41	1,000	1,058,020

Municipal Bonds	Par (000)	Value
Michigan (continued)
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 7/01/44	$350	$371,693
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	800	863,752
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.75%, 11/15/19 (a)	1,710	1,877,221

		4,170,686
Minnesota — 0.4%
City of Cologne Minnesota Charter School, LRB, Cologne Academy Project, Series A, 5.00%, 7/01/45	2,065	2,108,737
City of Deephaven Minnesota, Refunding RB, Eagle Ridge Academy Project, Series A, 5.25%, 7/01/40	500	526,965
St. Paul Housing & Redevelopment Authority, RB, Nova Classical Academy, Series A, 6.63%, 9/01/21 (a)	500	599,815

		3,235,517
Mississippi — 0.1%
Mississippi Business Finance Corp., RB, Solid Waste Disposal Facility, Waste Pro USA, Inc. Project, AMT, 5.00%, 2/01/36 (b)(c)	895	918,709
Missouri — 1.0%
Kansas City Missouri IDA, Refunding RB, Kansas City United Methodist Church (b):
5.75%, 11/15/36	1,390	1,371,819
6.00%, 11/15/46	1,000	999,640
6.00%, 11/15/51	560	549,668
Kirkwood Missouri IDA, RB, Aberdeen Heights, Series A, 8.25%, 5/15/20 (a)	435	513,404
Lees Summit Missouri IDA, RB, John Knox Obligated Group, 5.25%, 8/15/39	1,890	1,984,916

8	BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Missouri (continued)
Poplar Bluff Regional Transportation Development District, RB, 4.75%, 12/01/42	$2,200	$2,280,454

		7,699,901
Nebraska — 0.5%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	780	851,097
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Nebraska Medicine, 4.00%, 5/15/51	3,135	3,229,520

		4,080,617
Nevada — 0.1%
County of Clark Nevada, Refunding, Special Assessment, Special Improvement District No. 142, Mountain’s Edge:
4.00%, 8/01/22	685	694,610
4.00%, 8/01/23	420	425,687

		1,120,297
New Hampshire — 0.1%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	435	472,188
New Jersey — 6.5%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/44	5,750	5,945,557
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (b)	1,155	1,161,364
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	1,500	1,637,775
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 4.88%, 9/15/19	450	464,643
Continental Airlines, Inc. Project, AMT, 5.13%, 9/15/23	1,965	2,159,280
Continental Airlines, Inc. Project, AMT, 5.25%, 9/15/29	840	921,757

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey EDA, RB (continued):
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 1/01/43	$1,360	$1,515,081
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 4/01/31	3,000	3,462,720
Provident Group-Kean Properties, Series A, 5.00%, 7/01/32	235	259,113
Provident Group-Kean Properties, Series A, 5.00%, 7/01/37	375	406,466
Team Academy Charter School Project, 6.00%, 10/01/43	970	1,072,122
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Princeton HealthCare System, 5.00%, 7/01/32	1,140	1,312,471
Princeton HealthCare System, 5.00%, 7/01/33	1,450	1,654,987
St. Joseph’s Healthcare System, 6.63%, 7/01/18 (a)	725	756,139
St. Joseph’s Healthcare System Obligated Group, 4.00%, 7/01/48	2,000	1,971,140
New Jersey Transportation Trust Fund Authority, RB:
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/27	5,000	5,646,500
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/28	7,050	7,904,742
Transportation Program, Series AA, 5.25%, 6/15/41	1,265	1,375,080
Transportation Program, Series AA, 5.00%, 6/15/44	1,005	1,063,581
Transportation Program, Series AA, 5.00%, 6/15/44	1,860	1,955,957

BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2017	9

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB, Series 1A, 5.00%, 6/01/41	$9,250	$8,995,440

		51,641,915
New Mexico — 0.3%
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion Regional Medical Center Project, 5.50%, 7/01/42	2,030	2,202,631
New York — 13.0%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (b)	1,215	1,305,833
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 6/01/48	4,475	4,549,554
Counties of New York Tobacco Trust II, RB, Settlement Pass-Through, 5.75%, 6/01/43	485	485,761
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 6/01/41 (b)	8,200	8,424,434
5.00%, 6/01/42	4,520	4,391,768
5.00%, 6/01/45	1,695	1,608,775
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 6/01/51	7,230	7,436,489
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 8/01/46	4,755	3,992,488
County of Nassau New York Tobacco Settlement Corp., Refunding RB, Asset-Backed, Series A-3, 5.13%, 6/01/46	405	401,541
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	1,425	1,516,644
County of Westchester New York Local Development Corp., Refunding RB, Westchester Medical Center Obligation, 5.00%, 11/01/46	4,495	4,883,773

Municipal Bonds	Par (000)	Value
New York (continued)
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	$3,210	$3,152,637
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A:
5.00%, 11/15/56	6,425	7,191,567
5.00%, 11/15/51	3,135	3,432,700
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	375	404,355
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (b)	7,365	8,020,927
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (b)	450	493,488
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (b)	1,070	1,184,875
3 World Trade Center Project, Class 3, 7.25%, 11/15/44 (b)	3,115	3,700,090
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 1/01/50	3,000	3,333,660
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT:
5.00%, 08/01/26	3,130	3,355,266
5.00%, 08/01/31	6,995	7,471,709
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (b)	3,895	3,899,129
Rockland Tobacco Asset Securitization Corp., RB, Asset-Backed, 5.75%, 8/15/43	690	703,317
State of New York Dormitory Authority, Refunding RB, Orange Regional Medical Center (b):
5.00%, 12/01/33	590	651,856
5.00%, 12/01/35	785	859,277

10	BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Suffolk Tobacco Asset Securitization Corp., RB, Tobacco Settlement, Asset-Backed Bonds, Series B, 5.38%, 6/01/28	$7,305	$7,369,211
Town of Oyster Bay New York, GO, Series C:
Series A, 3.50%, 6/01/18	4,450	4,496,280
RAN, 2.50%, 2/23/18	305	306,046
Town of Oyster Bay New York, GO, Refunding, BAN:
Series B, 3.50%, 2/02/18	740	744,477
2.50%, 6/01/18	425	426,687
4.00%, 6/01/18	845	852,360
Westchester Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C:
4.00%, 6/01/42	995	995,587
5.13%, 6/01/51	2,000	1,989,360

		104,031,921
North Carolina — 0.7%
North Carolina Department of Transportation, RB, AMT, I-77 Hot Lanes Project, 5.00%, 6/30/54	1,385	1,466,424
North Carolina Medical Care Commission, Refunding RB:
1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	3,055	3,341,681
Carolina Village Project, 6.00%, 4/01/38	1,000	1,010,510

		5,818,615
Ohio — 3.4%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Series A-2:
Senior Turbo Term, 5.88%, 6/01/47	9,045	8,653,351
6.00%, 6/01/42	10,000	9,663,400
County of Butler Port Authority, RB, Series A-1 (b):
Storypoint Fairfield Project, 6.25%, 1/15/34	1,575	1,628,629
StoryPoint Fairfield Project, 6.38%, 1/15/43	840	863,906
County of Gallia Ohio, Refunding RB, Holzer Health System Obligated Group, 8.00%, 7/01/42	1,260	1,469,538

Municipal Bonds	Par (000)	Value
Ohio (continued)
County of Hamilton Ohio, Refunding RB, Improvement-Life Enriching Communities, 5.00%, 1/01/46	$1,435	$1,523,554
Port of Greater Cincinnati Development Authority, RB, AHA-Colonial Village Athens Garden, 5.25%, 12/01/50	740	757,220
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 6/30/53	2,410	2,629,431

		27,189,029
Oklahoma — 0.1%
County of Tulsa Oklahoma Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/37	1,050	1,182,846
Oregon — 0.3%
Polk County Hospital Facility Authority, RB, Dallas Retirement Village Project, Series A:
5.13%, 7/01/35	620	622,114
5.38%, 7/01/45	1,445	1,470,721

		2,092,835
Pennsylvania — 3.0%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/35	1,185	1,246,359
5.00%, 5/01/42	2,730	2,846,817
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/36	3,000	3,301,710
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran:
6.38%, 1/01/19 (a)	2,415	2,575,887
6.38%, 1/01/39	265	281,483
County of Lehigh Pennsylvania General Purpose Authority, Refunding RB, Bible Fellowship Church Homes, 5.13%, 7/01/32	745	767,097
County of Montgomery Pennsylvania IDA, RB, Foulkeways Gwynedd Project, 5.00%, 12/01/46	470	499,173

BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2017	11

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 7/01/32	$1,295	$1,508,053
East Hempfield Township Pennsylvania IDA, RB:
5.00%, 7/01/34	1,000	1,080,130
5.00%, 7/01/46	1,750	1,861,125
Pennsylvania Economic Development Financing Authority, RB:
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 6/30/42	895	987,606
U.S. Airways Group, Series A, 7.50%, 5/01/20	1,200	1,335,144
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	5,390	5,776,301
Philadelphia Authority for Industrial Development, Refunding RB, Wesley Enhanced Living Obligated Group, 5.00%, 7/01/42	140	146,257

		24,213,142
Puerto Rico — 1.5%
Children’s Trust Fund, Refunding RB, Tobacco Settlement, Asset-Backed Bonds:
5.50%, 5/15/39	1,205	1,206,205
5.63%, 5/15/43	3,070	3,077,368
5.38%, 5/15/33	1,525	1,537,825
Commonwealth of Puerto Rico, GO, Refunding, Series A (f)(g):
Public Improvement, 5.50%, 7/01/39	1,080	495,450
8.00%, 7/01/35	2,760	1,338,600
Commonwealth of Puerto Rico, GO (f)(g):
6.00%, 7/01/38	1,210	555,088
Refunding Series C, 6.50%, 7/01/40	400	183,500
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/44	2,590	1,981,531

Municipal Bonds	Par (000)	Value
Puerto Rico (continued)
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 7/01/38	$1,540	$1,185,939

		11,561,506
Rhode Island — 1.8%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/35	1,005	1,090,827
Series A, 5.00%, 6/01/40	1,000	1,075,030
Series B, 4.50%, 6/01/45	6,350	6,361,874
Series B, 5.00%, 6/01/50	5,650	5,775,995

		14,303,726
South Carolina — 2.1%
South Carolina Jobs-Economic Development Authority, Refunding RB, The Woodlands at Furman, 4.00%, 11/15/27	945	959,137
South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/50	5,000	5,490,000
State of South Carolina Ports Authority, RB, AMT, 5.00%, 7/01/45	1,975	2,174,594
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	7,000	7,887,880

		16,511,611
Tennessee — 0.2%
County of Knox Health Educational & Housing Facility Board, Refunding RB, University Health System, Inc., 5.00%, 4/01/36	560	622,636
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	925	1,036,213

		1,658,849
Texas — 5.7%
Arlington Higher Education Finance Corp., RB, Series A, 5.88%, 3/01/24	500	514,630
Central Texas Regional Mobility Authority, Refunding RB:
CAB, 0.00%, 1/01/28 (d)	3,000	2,152,110
CAB, 0.00%, 1/01/29 (d)	500	343,840
CAB, 0.00%, 1/01/30 (d)	1,330	873,145
CAB, 0.00%, 1/01/31 (d)	4,000	2,488,440

12	BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Texas (continued)
Central Texas Regional Mobility Authority, Refunding RB (continued):
Senior Lien, 6.25%, 1/01/21 (a)	$765	$886,635
City of Austin Texas Airport System Revenue, RB, Series B, AMT, 5.00%, 11/15/46	3,500	3,936,135
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 7/01/39	120	123,908
Special Facilities, Continental Airlines, Inc., Series A, AMT, 6.63%, 7/15/38	1,110	1,246,030
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	1,000	1,097,700
United Airlines, Inc., Airport Improvement Projects, Series C, AMT, 5.00%, 7/15/20	825	884,235
Clifton Higher Education Finance Corp., ERB, Idea Public Schools (a):
5.50%, 8/15/21	255	294,637
5.75%, 8/15/21	280	326,158
County of Bexar Texas Health Facilities Development Corp., RB, Army Retirement Residence Project, 6.20%, 7/01/20 (a)	1,320	1,500,655
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding, MRB, Brazos Presbyterian Homes, Inc. Project, Series A:
5.00%, 1/01/38	510	522,500
5.00%, 1/01/43	520	532,990
5.13%, 1/01/48	1,535	1,574,296
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 0.00%, 11/15/41 (d)	350	107,716
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	290	319,751
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB:
Buckingham Senior Living Community, Inc. Project, 5.50%, 11/15/45	410	426,585

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB (continued):
Senior Living Center Project, Series A, 8.25%, 11/15/44	$800	$852,008
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Barton Creek Senior Living Center, 4.75%, 11/15/35	110	112,965
County of Travis Texas Health Facilities Development Corp., Refunding RB, 7.13%, 1/01/46	1,920	2,060,352
Fort Bend County Industrial Development Corp., RB, NRG Energy Inc. Project, Series B, 4.75%, 11/01/42	3,380	3,470,821
Houston Higher Education Finance Corp., RB, Cosmos Foundation, Inc., 6.50%, 5/15/21 (a)	535	634,633
Mesquite Health Facility Development Corp., Refunding RB, 5.13%, 2/15/42	690	712,101
Mission Economic Development Corp., RB, Senior Lien, Natgasoline Project, Series B, AMT, 5.75%, 10/01/31 (b)	2,565	2,687,915
New Hope Cultural Education Facilities Corp., RB, Stephenville LLC Tarleton State University Project:
5.88%, 4/01/36	890	1,002,131
6.00%, 4/01/45	1,355	1,531,258
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Jubilee Academic, Series A (b):
5.00%, 8/15/36	695	698,607
5.00%, 8/15/46	695	695,202
Newark Higher Education Finance Corp., RB, Series A (b):
5.50%, 8/15/35	325	330,376
5.75%, 8/15/45	645	658,867
Red River Health Facilities Development Corp., First MRB, Project:
Eden Home, Inc., 7.25%, 12/15/42 (f)(g)	1,330	1,050,035
Wichita Falls Retirement Foundation, 5.13%, 1/01/41	600	618,672

BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2017	13

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
AMT, Blueridge Transportation Group, 5.00%, 12/31/50	$3,480	$3,780,950
LBJ Infrastructure Group LLC, 7.00%, 6/30/40	1,000	1,129,520
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,740	1,933,262
Town of Flower Mound Texas, Special Assessment Bonds, 6.50%, 9/01/36	1,500	1,551,870

		45,663,641
Utah — 0.7%
State of Utah Charter School Finance Authority, RB:
Navigator Pointe Academy, Series A, 5.63%, 7/15/40	1,000	1,044,380
Spectrum Academy Project, 6.00%, 4/15/45 (b)	2,000	2,091,880
State of Utah Charter School Finance Authority, Refunding RB, 6.75%, 10/15/43	2,050	2,106,416

		5,242,676
Virginia — 2.4%
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
5.00%, 7/01/42	2,000	2,069,940
Residential Care Facility, 5.00%, 7/01/47	1,015	1,050,494
Lower Magnolia Green Community Development Authority, Special Assessment Bonds (b):
5.00%, 3/01/35	490	501,819
5.00%, 3/01/45	505	513,338
Mosaic District Community Development Authority, Special Assessment, Series A:
6.63%, 3/01/26	515	566,531
6.88%, 3/01/36	450	494,149
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 6/01/47	5,910	5,724,012
Virginia College Building Authority, RB, Marymount University Project, Series B, 5.00%, 7/01/45 (b)	535	565,222

Municipal Bonds	Par (000)	Value
Virginia (continued)
Virginia College Building Authority, Refunding RB, Marymount University Project, Series A, 5.00%, 7/01/45 (b)	$375	$396,184
Virginia Small Business Financing Authority, RB, Senior Lien, AMT:
Elizabeth River Crossings OpCo LLC Project, 6.00%, 1/01/37	3,360	3,811,416
Express Lanes LLC, 5.00%, 7/01/34	3,300	3,561,690

		19,254,795
Washington — 0.4%
County of King Washington Public Hospital District No. 4, GO, Refunding, Snoqualmie Valley Hospital, 7.00%, 12/01/40	545	580,267
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 9/01/42	1,005	1,034,808
Washington State Housing Finance Commission, Refunding RB (b):
5.75%, 1/01/35	355	353,619
6.00%, 1/01/45	940	935,526

		2,904,220
Wisconsin — 1.7%
Public Finance Authority, RB:
Delray Beach Radiation Therapy, 6.85%, 11/01/46 (b)	1,325	1,364,591
Delray Beach Radiation Therapy, 7.00%, 11/01/46 (b)	805	837,272
Series A, 5.00%, 12/01/45	1,910	2,006,570
Series A, 5.15%, 12/01/50	1,315	1,379,790
Voyager Foundation, Inc. Project, Series A, 5.13%, 10/01/45	1,850	1,881,820
Public Finance Authority, Refunding RB:
Celanese Project, Series C, AMT, 4.30%, 11/01/30	525	545,627
Celanese Project, Series D, 4.05%, 11/01/30	525	543,879
Senior Obligated Group, Series B, AMT, 5.00%, 7/01/42	2,150	2,296,952
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Mile Bluff Medical Center, 5.50%, 5/01/34	875	911,715

14	BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB (continued):
Mile Bluff Medical Center, 5.75%, 5/01/39	$1,065	$1,108,101
St. Johns Communities, Inc., Series A, 7.25%, 9/15/19 (a)	75	83,954
St. Johns Communities, Inc., Series A, 7.63%, 9/15/19 (a)	145	163,363
Wisconsin Housing & Economic Development Authority, RB, M/F Housning, WHPC Madison Pool Project, Series A, 4.70%, 7/01/47	740	790,091

		13,913,725
Total Municipal Bonds — 86.1%		687,244,119

Municipal Bonds Transferred to Tender Option Bond Trusts (h)
Alabama — 0.4%
Auburn University, Refunding RB, Series A, 4.00%, 6/01/41	2,880	3,028,637
California — 0.3%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/19 (a)	480	513,831
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	1,679	1,832,471

		2,346,302
Colorado — 0.8%
Colorado Health Facilities Authority, Refunding RB, Sisters of Leavenworth Health System, Series A, 5.00%, 1/01/40	5,592	5,939,301
District of Columbia — 0.1%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(i)	939	987,010
Florida — 0.5%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	3,499	3,857,535

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
Illinois — 1.1%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 8/15/41	$2,480	$2,810,584
State of Illinois Toll Highway Authority, RB, Senior Priority, Series A, 5.00%, 1/01/40	5,011	5,703,149

		8,513,733
New York — 7.5%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series HH, 5.00%, 6/15/31 (i)	3,015	3,399,654
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (i)	1,720	1,975,294
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	11,699	13,693,888
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	7,725	8,736,939
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (i)	2,520	2,910,019
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 3/15/36	21,670	25,575,801
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	2,925	3,385,219

		59,676,814
North Carolina — 0.4%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,930	3,335,366
Ohio — 0.3%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/19 (a)	2,010	2,124,039
Pennsylvania — 0.5%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	3,677	4,328,180

BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2017	15

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
Virginia — 0.3%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	$2,501	$2,684,080
Washington — 1.6%
City of Bellingham Washington, RB, Water & Sewer, 5.00%, 8/01/40	2,998	3,343,707
Snohomish County Public Utility District No 1, 5.00%, 12/01/45	8,664	9,743,750

		13,087,457
Wisconsin — 0.3%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 4/01/19 (a)(i)	2,179	2,316,693
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 14.1%		112,225,147
Total Long-Term Investments (Cost — $761,867,847) — 100.4%		801,034,766

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.74% (j)(k)	46,164,385	$46,178,234
Total Short-Term Securities (Cost — $46,177,179) — 5.8%		46,178,234
Total Investments (Cost — $808,045,026) — 106.2%		847,213,000
Other Assets Less Liabilities — 1.3%		10,853,902
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.5)%		(60,152,127)

Net Assets — 100.0%		$797,914,775

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Zero-coupon bond.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(f)	Issuer filed for bankruptcy and/or is in default.

(g)	Non-income producing security.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(i)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 7, 2018 to November 15, 2019, is $6,220,511.

(j)	Annualized 7-day yield as of period end.

(k)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2017	Net Activity	Shares Held at September 30, 2017	Value at September 30, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	17,704,249	28,460,136	46,164,385	$46,178,234	$54,994	$(248)	$(1,213)

16	BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	(44)	December 2017	$5,170	$38,644
10-Year U.S. Treasury Note	(130)	December 2017	$16,291	194,180
Long U.S. Treasury Bond	(128)	December 2017	$19,560	330,204
Ultra Long U.S. Treasury Bond	(59)	December 2017	$9,742	184,925
Total				$747,953

Portfolio Abbreviations

ACA	American Capital Access Holding Ltd.	EDA	Economic Development Authority	LRB	Lease Revenue Bonds
AGC	Assured Guarantee Corp.	EDC	Economic Development Corp.	M/F	Multi-Family
AGM	Assured Guaranty Municipal Corp.	ERB	Education Revenue Bonds	MRB	Mortgage Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	ETF	Exchange-Traded Fund	NPFGC	National Public Finance Guarantee Corp.
ARB	Airport Revenue Bonds	GO	General Obligation Bonds	RAN	Revenue Anticipation Notes
BAN	Bond Anticipation Notes	IDA	Industrial Development Authority	RB	Revenue Bonds
CAB	Capital Appreciation Bonds

BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2017	17

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$1,565,500	$799,469,266	—	$801,034,766
Short-Term Securities	46,178,234	—	—	46,178,234

Total	$47,743,734	$799,469,266	—	$847,213,000

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$747,953	—	—	$747,953

[1] See above Schedule of Investments for values in each industry, state or political subdivision.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

18	BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $60,042,812 are categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2017	19

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.8%
Alabama Federal Aid Highway Finance Authority, RB, Series A, 5.00%, 6/01/37	$30,845	$36,687,660
Alabama Special Care Facilities Financing Authority-Birmingham, Refunding RB, Ascension Senior Credit Group, Series C, 5.00%, 11/15/46	74,375	85,301,431
Black Belt Energy Gas District, RB, Series A, 4.00%, 8/01/47	85,000	93,638,550
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/19 (a)	15,955	17,259,481
City of Homewood, GO, Refunding, 5.25%, 9/01/46	27,625	32,695,569
Prattville Alabama IDB, RB, Recovery Zone Facility, Series C, 6.25%, 11/01/33	3,380	3,684,369
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20 (a)	16,315	18,622,593
UAB Medicine Finance Authority, Refunding RB, Series B-2:
5.00%, 9/01/37	5,000	5,771,000
5.00%, 9/01/41	7,500	8,583,900

		302,244,553
Alaska — 0.2%
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC) (a):
6.00%, 9/01/19	1,270	1,388,618
6.00%, 9/01/19	730	798,182
6.00%, 9/01/19	5,250	5,740,350
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 6/01/46	5,000	4,850,000

		12,777,150
Arizona — 1.0%
City of Mesa Arizona Utility System, RB, 5.00%, 7/01/35	30,000	33,738,000
City of Phoenix & County of Maricopa Arizona IDA, Refunding RB, S/F Housing, Series A-2, AMT (Fannie Mae), 5.80%, 7/01/40	115	115,284
City of Phoenix Arizona IDA, RB:
Candeo School, Inc. Project, 6.88%, 7/01/44	3,440	3,952,732

Municipal Bonds	Par (000)	Value
Arizona (continued)
City of Phoenix Arizona IDA, RB (continued):
Legacy Traditional Schools Project, Series A, 6.50%, 7/01/34 (b)	$2,000	$2,260,440
Legacy Traditional Schools Projects, Series A, 6.75%, 7/01/44 (b)	3,500	3,986,185
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, 5.00%, 7/01/45 (b)	2,280	2,350,771
County of Maricopa Arizona IDA, RB, Banner Health, Series A, 5.00%, 1/01/41 (c)	10,500	12,084,240
County of Pinal Arizona, RB, Electric District No. 4, 6.00%, 12/01/18 (a)	1,200	1,270,236
County of Pinal Arizona IDA, RB, San Manuel Facility Project, AMT, 6.25%, 6/01/26	500	509,355
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 1/01/38	16,000	18,966,560

		79,233,803
California — 18.6%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series B, 6.25%, 8/01/39	11,525	12,553,606
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	21,340	24,066,612
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/19 (a)	26,655	28,982,781
Stanford Hospital, Series A-3, 5.50%, 11/15/40	8,000	9,230,880
California Pollution Control Financing Authority, RB, Calplant I Project, Green Bonds, AMT, 7.50%, 7/01/32 (b)	4,880	5,191,490
California State University, Refunding RB, Systemwide, Series A:
5.00%, 11/01/41	26,000	30,209,920
5.00%, 11/01/42	49,915	58,724,998

BLACKROCK NATIONAL MUNICIPAL FUND	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
California (continued)
California Statewide Communities Development Authority, RB, Sutter Health, Series A, 6.00%, 8/15/42	$11,600	$13,054,176
Chaffey Joint Union High School District, GO, Election of 2012, Series C, 5.25%, 8/01/47	10,000	11,964,400
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 5/01/39	59,300	63,968,689
City & County of San Francisco California Airports Commission, RB, San Francisco International Airport, Series A, AMT, 5.00%, 5/01/41	25,000	28,597,500
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series 34E, AMT (AGM):
5.75%, 5/01/21	8,220	8,445,639
5.75%, 5/01/23	17,000	17,464,610
City of Los Angeles California Department of Airports, ARB, Sub-Series A, AMT, 5.00%, 5/15/47	32,985	37,929,122
City of Los Angeles California Department of Water & Power, RB, Power System, Series B, 5.00%, 7/01/42	10,000	11,595,200
City of Los Angeles California Department of Water & Power, Refunding RB, Water System, Series A:
5.25%, 7/01/39	40,000	45,321,200
5.00%, 7/01/46	27,500	31,733,350
City of Los Angeles California Municipal Improvement Corp., RB, Real Property, Series E (a):
6.00%, 9/01/19	4,915	5,388,609
6.00%, 9/01/19	9,450	10,360,602
City of Los Angeles California Wastewater System Revenue, Refunding RB, Green Bond, Sub-Series A, 5.25%, 6/01/47	27,620	33,422,133
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT:
5.75%, 3/01/34	7,010	7,950,812
6.25%, 3/01/34	5,250	6,098,610
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	1,510	1,776,122

Municipal Bonds	Par (000)	Value
California (continued)
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project (continued):
6.50%, 5/01/42	$5,130	$6,034,111
City of San Juan California Water District, COP, Series A, 6.00%, 2/01/19 (a)	10,000	10,677,500
County of Alameda & City of Oakland California, GO, Election of 2012, 6.63%, 8/01/21 (a)	3,750	4,523,475
County of Los Angeles California Metropolitan Transportation Authority, Refunding RB, Proposition C, Sales Tax Revenue, Series A, 5.00%, 7/01/42	45,000	53,313,750
County of Orange California Sanitation District, COP, Series A, 5.00%, 2/01/19 (a)	10,000	10,544,700
County of Orange California Water District, COP, Refunding, 5.00%, 8/15/19 (a)	15,000	16,131,450
County of Sacramento California, RB, Subordinated & Passenger Facility Charges/Grant, Series C (a):
6.00%, 7/01/18	16,920	17,577,173
6.00%, 7/01/18	13,285	13,800,989
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A (a):
5.50%, 3/01/21	26,390	30,298,887
6.00%, 3/01/21	12,830	14,945,282
Cucamonga Valley Water District, Refunding RB, Series A (AGM), 5.38%, 9/01/35	26,315	30,285,934
Gilroy Public Facilities Financing Authority, Refunding RB, 6.00%, 11/01/33	6,535	8,022,170
Golden Empire Schools Financing Authority, Refunding RB, Kern High School District Projects, 4.00%, 5/01/18	30,000	30,559,800
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior Series A-1, 5.75%, 6/01/47	28,240	28,240,000
Grossmont California Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/21 (a)	3,500	4,151,455

2	BLACKROCK NATIONAL MUNICIPAL FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
California (continued)
Los Angeles Department of Water, Refunding RB, Series A:
5.00%, 7/01/41	$42,485	$49,906,280
5.25%, 7/01/44	19,000	22,960,930
Los Angeles Department of Water & Power, Refunding RB, Power System, Series B:
5.25%, 7/01/37	13,500	16,388,325
5.25%, 7/01/38	15,000	18,181,800
5.25%, 7/01/39	7,000	8,465,660
Metropolitan Water District of Southern California, RB, Authorization, Series A, 5.00%, 1/01/39	10,000	10,490,000
Metropolitan Water District of Southern California, Refunding RB, Series C, 5.00%, 7/01/35	13,375	14,280,621
Modesto Irrigation District, COP:
6.00%, 4/01/19 (a)	3,450	3,711,441
Series A, 6.00%, 10/01/39	8,305	8,887,430
Municipal Improvement Corp. of Los Angeles, Refunding RB, Real Property, Series B, 5.00%, 11/01/36	15,490	18,085,659
Palomar Community College District, GO, Election of 2006, Series D, 5.25%, 8/01/45	24,540	29,584,688
Port of Oakland California, Refunding RB, Senior Lien, Series P, AMT, 5.00%, 5/01/31	13,010	14,766,220
San Diego County Regional Transportation Commission, Refunding RB, Series A, 5.00%, 4/01/41	40,000	46,883,600
San Diego Public Facilities Financing Authority, RB, Water Utility, Series B, 5.38%, 8/01/19 (a)	15,000	16,194,000
San Diego Public Facilities Financing Authority, Refunding RB, Series A, 5.00%, 5/15/39	10,000	11,717,400
San Jose California Financing Authority, Refunding LRB, Civic Center Project, Series A, 5.00%, 6/01/32	10,000	11,560,200
State of California, GO, Various Purposes:
6.50%, 4/01/33	87,070	94,150,532
6.00%, 4/01/38	83,925	90,085,095
State of California Public Works Board, LRB, Various Capital Projects (a):
Sub-Series A-1, 6.00%, 3/01/20	14,125	15,810,819

Municipal Bonds	Par (000)	Value
California (continued)
State of California Public Works Board, LRB, Various Capital Projects (a) (continued):
Sub-Series I-1, 6.13%, 11/01/19	$10,015	$11,082,098
Sub-Series I-1, 6.38%, 11/01/19	11,680	12,984,773
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 5.00%, 6/01/37	5,000	4,998,500
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/19 (a)	19,355	20,556,752
Turlock Irrigation District, Refunding RB, 1st Priority, 5.00%, 1/01/37	5,615	6,516,432
University of California, RB:
Series AV, 5.25%, 5/15/42	37,910	45,877,545
Series AV, 5.25%, 5/15/47	10,000	12,073,500
Series M, 5.00%, 5/15/42	73,000	85,661,120
Series O, 5.25%, 5/15/19 (a)	3,355	3,589,145
Series O, 5.25%, 5/15/19 (a)	11,445	12,243,747

		1,500,832,049
Colorado — 0.4%
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47	6,930	7,022,308
City & County of Denver Colorado, Refunding RB, United Airlines, Inc. Project, AMT, 5.00%, 10/01/32	14,625	15,912,146
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	4,655	4,854,327
Colorado Health Facilities Authority, Refunding RB, Series A:
Catholic Health Initiative, 5.50%, 7/01/34	1,600	1,656,704
Frasier Meadows Retirement Community Project, 5.25%, 5/15/47	2,500	2,669,225

		32,114,710
Delaware — 0.4%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	31,500	33,809,265

BLACKROCK NATIONAL MUNICIPAL FUND	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
District of Columbia — 3.6%
District of Columbia, RB, Series A, 5.50%, 12/01/30	$20,530	$22,415,681
District of Columbia Water & Sewer Authority, Refunding RB:
Series A, 5.50%, 10/01/18 (a)	7,475	7,817,654
Series A, 6.00%, 10/01/18 (a)	12,630	13,271,983
Series B, 5.25%, 10/01/40	48,060	56,905,924
Series B, 5.25%, 10/01/44	63,075	74,336,410
Metropolitan Washington Airports Authority, Refunding RB:
AMT, 5.00%, 10/01/47	5,000	5,719,300
Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	5,765	6,154,483
Washington Metropolitan Area Transit Authority, RB, Series B:
5.00%, 7/01/37	20,000	23,695,000
5.00%, 7/01/42	71,040	83,370,413

		293,686,848
Florida — 4.6%
City of St. Augustines Florida, RB, 5.75%, 10/01/41	1,345	1,566,710
County of Escambia Florida, RB, International Paper Co. Projects, Series B, 6.25%, 11/01/33	7,500	8,175,375
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	4,990	5,445,886
County of Miami-Dade Florida, GO, Building Better Communities Program (a):
Series B, 6.38%, 7/01/18	9,300	9,680,184
Series B-1, 6.00%, 7/01/18	30,000	31,142,100
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 6.00%, 10/01/38	6,325	7,556,288
Series A, 5.50%, 10/01/42	5,375	6,236,505
Series B, AMT, 6.25%, 10/01/38	5,000	5,944,400
Series B, AMT, 6.00%, 10/01/42	2,350	2,727,810
County of Miami-Dade Florida, Refunding ARB, Miami International Airport, Series A, AMT (AGC) (a):
5.50%, 10/01/18	5,505	5,750,798
5.50%, 10/01/18	7,000	7,312,550
County of Miami-Dade Florida, Refunding RB:
5.00%, 10/01/41	8,520	9,754,718

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida, Refunding RB (continued):
Water & Sewer Systems, Series C, 6.00%, 10/01/18 (a)	$25,000	$26,241,000
County of Miami-Dade Florida Aviation Revenue, Refunding RB, AMT:
Series A, 5.00%, 10/01/36	2,110	2,374,847
Series B, 5.00%, 10/01/40	53,485	61,821,172
County of Tampa-Hillsborough Expressway Authority, RB, 5.00%, 7/01/47	12,000	13,795,560
East Central Regional Wastewater Treatment Facilities Operation Board, RB, Green Bond Biosolids Project, 5.50%, 10/01/44	29,160	35,019,411
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT, 5.13%, 6/01/27	10,010	11,289,378
Greater Orlando Aviation Authority, ARB, Priority Sub-Series A, AMT (c):
5.00%, 10/01/36	6,030	6,991,363
5.00%, 10/01/37	8,500	9,823,535
5.00%, 10/01/42	6,500	7,446,140
Harbor Bay Community Development District Florida, Special Assessment Bonds, Series A, 7.00%, 5/01/33	835	835,701
Jacksonville Electric Authority Florida, RB, Sub-Series A, 5.63%, 10/01/32	16,825	17,221,902
Lakewood Ranch Stewardship District, Special Assessment Bonds:
Del Webb Project, 5.00%, 5/01/37 (b)	1,655	1,726,678
Del Webb Project, 5.13%, 5/01/47 (b)	1,990	2,071,749
Lakewood National & Polo Run Projects, 4.63%, 5/01/27	1,745	1,825,427
Lakewood National & Polo Run Projects, 5.25%, 5/01/37	2,760	2,932,914
Lakewood National & Polo Run Projects, 5.38%, 5/01/47	4,785	5,073,536
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (a)	11,125	13,675,851
State of Florida, GO, Board of Education:
Series A, 5.50%, 6/01/38	4,790	4,981,313
Series E, 5.00%, 6/01/37	39,730	43,476,936

4	BLACKROCK NATIONAL MUNICIPAL FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Florida (continued)
State of Florida, RB, Board of Education Lottery Revenue, Series A, 5.75%, 7/01/28	$3,890	$4,066,061
Sterling Hill Community Development District, Refunding, Special Assessment Bonds, Series B, 5.50%, 11/01/10 (d)	147	102,965
Watergrass Community Development District Florida, Special Assessment Bonds, Series B, 6.96%, 11/01/17	185	184,906

		374,271,669
Georgia — 1.1%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 1/01/30	30,000	34,687,800
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	4,950	5,802,440
County of Richmond Georgia Development Authority, RB, Recovery Zone Facility, International Paper Co., Series B, 6.25%, 11/01/33	3,625	3,951,431
County of Rockdale Georgia Development Authority, RB, Visy Paper Project, Series A, AMT, 6.13%, 1/01/34	5,000	5,010,750
Municipal Electric Authority of Georgia, Refunding RB:
Project One, Series D, 6.00%, 7/01/18 (a)	7,395	7,675,344
Project One, Series D, 6.00%, 1/01/23	2,605	2,700,317
Series EE (AMBAC), 7.00%, 1/01/25	20,000	26,499,200

		86,327,282
Illinois — 6.9%
Bolingbrook Special Service Area No. 1, Special Tax Bonds, Forest City Project, 5.90%, 3/01/27	1,000	1,000,000
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, Senior Lien, Series B, 5.00%, 1/01/41	5,000	5,690,950
City of Chicago Illinois O’Hare International Airport, ARB, Senior Lien, Series D:
5.25%, 1/01/35	5,000	5,929,750

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois O’Hare International Airport, ARB, Senior Lien, Series D (continued):
5.25%, 1/01/42	$38,915	$45,702,943
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 1/01/21 (a)	29,835	34,899,491
City of Chicago Illinois O’Hare International Airport, RB, AMT, Senior Lien, Series D, 5.00%, 1/01/47	7,500	8,388,750
City of Chicago Illinois O’Hare International Airport, Refunding ARB, Series B, 5.00%, 1/01/31	9,080	10,538,157
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series C, AMT:
5.50%, 1/01/34	5,380	6,099,145
5.38%, 1/01/39	1,325	1,478,594
City of Chicago Illinois O’Hare International Airport, Refunding RB, Senior Lien, Series B:
5.00%, 1/01/38	26,025	29,930,832
5.00%, 1/01/39	55,865	64,055,368
City of Chicago Illinois Transit Authority, RB, Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18 (a)	15,000	15,888,600
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, Series A (BHAC), 5.50%, 1/01/18 (a)	3,000	3,035,010
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien (AGM):
5.25%, 11/01/18 (a)	720	752,350
5.25%, 11/01/33	4,280	4,413,964
County of Cook illionis Community College District No. 508, GO, City College of Chicago:
5.25%, 12/01/32	1,160	1,259,018
5.25%, 12/01/43	1,685	1,792,469
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/18 (a)	7,020	7,433,829
Carle Foundation, Series A, 6.00%, 8/15/41	6,500	7,366,450
Carle Foundation, Series A (AGM), 6.00%, 8/15/41	19,285	21,855,690
DePaul University, Series A, 6.13%, 4/01/21 (a)	11,935	13,955,954

BLACKROCK NATIONAL MUNICIPAL FUND	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, RB (continued):
Memorial Health System, Series A, 5.25%, 7/01/44	$8,370	$9,050,062
Rush University Medical Center, Series B, 7.25%, 11/01/18 (a)	5,280	5,632,810
Rush University Medical Center, Series C, 6.38%, 5/01/19 (a)	2,860	3,099,468
University of Chicago, Series B, 6.25%, 7/01/18 (a)	25,035	26,017,373
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	4,220	4,558,528
Central Dupage Health, Series B, 5.75%, 11/01/39	6,000	6,515,880
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	40,655	44,076,525
OSF Healthcare System, 6.00%, 5/15/20 (a)	7,875	8,844,334
OSF Healthcare System, 6.00%, 5/15/39	3,580	3,908,107
Presence Health Network, Series C, 5.00%, 2/15/32	5,000	5,671,950
Presence Health Network, Series C, 5.00%, 2/15/36	3,000	3,344,280
Presence Health Network, Series C, 5.00%, 2/15/41	26,575	29,312,491
Rush University Medical Center Obligated Group, Series A, 7.25%, 11/01/18 (a)	7,605	8,113,166
Rush University Medical Center Obligation Group, Series A, 7.25%, 11/01/18 (a)	6,900	7,361,058
Illinois State Toll Highway Authority, RB, Series B:
5.00%, 1/01/40	7,930	8,994,920
Senior, 5.00%, 1/01/38	6,475	7,406,364
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project Refunding Bonds, Series B-2, 5.25%, 6/15/50	60,000	61,193,400
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	13,865	15,703,360

Municipal Bonds	Par (000)	Value
Illinois (continued)
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	$10,000	$10,016,600

		560,287,990
Indiana — 2.3%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	3,870	4,583,976
7.00%, 1/01/44	7,330	8,761,915
Indiana Finance Authority, RB, Series A:
Sisters of St. Francis Health Services, 5.25%, 11/01/39	31,460	33,762,243
Wastewater, 1st Lien, 5.25%, 10/01/31	10,875	12,502,661
Indiana Finance Authority, Refunding RB, Series A:
Parkview Health System, 5.75%, 5/01/19 (a)	1,360	1,459,770
Parkview Health System, 5.75%, 5/01/31	300	319,452
Trinity Health, 5.63%, 12/01/38	12,000	12,994,560
Indiana Finance Authority Wastewater Utility, RB, CWA Authority Project, 1st Lien, Series A, 5.25%, 10/01/38	17,510	19,910,796
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/19 (a)	19,620	20,860,965
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/19 (a)	2,550	2,703,357
5.75%, 1/01/38	10,505	11,071,535
(AGC), 5.50%, 1/01/19 (a)	11,090	11,722,463
(AGC), 5.50%, 1/01/38	45,635	47,913,555

		188,567,248
Iowa — 1.0%
Iowa Finance Authority, RB, Iowa Health Care Facilities:
Genesis Health System, 5.50%, 7/01/33	18,750	21,933,375
Series A (AGC), 5.63%, 8/15/19 (a)	5,240	5,686,343
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.50%, 12/01/22	38,050	38,877,968

6	BLACKROCK NATIONAL MUNICIPAL FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Iowa (continued)
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project (continued):
5.25%, 12/01/25	$2,500	$2,646,575
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.40%, 12/01/24	7,590	8,110,598
5.50%, 12/01/25	5,050	5,424,054

		82,678,913
Kansas — 0.5%
Counties of Sedgwick & Shawnee Kansas, RB, AMT (Ginnie Mae), 6.95%, 6/01/29	105	109,434
County of Wyandotte Unified School District No. 500 Kansas City, GO, Improvement, Series A, 5.50%, 9/01/47	30,210	36,684,003

		36,793,437
Louisiana — 0.7%
City of New Orleans Aviation Board, ARB, General Airport North Terminal Project, Series B, AMT, 5.00%, 1/01/48	10,000	11,277,800
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring, Series A-2 (AGC), 6.00%, 1/01/19 (a)	1,370	1,455,228
Jefferson Sales Tax District, RB, Special Sales Tax, Series B (AGM), 5.00%, 12/01/42	12,160	14,104,384
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Project, Series C, 7.00%, 9/15/44 (b)	2,500	2,611,125
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project:
6.75%, 11/01/32	8,030	8,071,675
Series A-1, 6.50%, 11/01/35	17,185	19,404,443

		56,924,655
Maine — 0.2%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center:
7.50%, 7/01/32	12,365	13,988,154

Municipal Bonds	Par (000)	Value
Maine (continued)
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center (continued):
6.95%, 7/01/41	$2,235	$2,448,733

		16,436,887
Maryland — 0.3%
City of Baltimore Maryland, Refunding RB, East Baltimore Research Park, Series A:
4.50%, 9/01/33	2,735	2,821,125
5.00%, 9/01/38	1,400	1,491,238
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System, Series B (NPFGC), 7.00%, 7/01/22 (e)	3,000	3,557,640
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/21 (a)	11,000	12,760,440

		20,630,443
Massachusetts — 4.2%
Commonwealth of Massachusetts, GO, Consolidated Loan, Series A:
5.25%, 4/01/42	42,000	50,574,720
5.25%, 4/01/47	91,000	108,906,070
Massachusetts Development Finance Agency, RB, Series A:
Emerson College Issue, 5.25%, 1/01/42	9,655	10,996,852
Foxborough Regional Charter School, 7.00%, 7/01/42	1,375	1,501,789
Massachusetts Development Finance Agency, Refunding RB, Harvard University, Series A, 5.50%, 11/15/18 (a)	65,395	68,745,186
Massachusetts HFA, RB, M/F Housing, Series B, 7.00%, 12/01/38	4,585	4,748,638
Massachusetts Water Resources Authority, Refunding RB, Series C, 5.25%, 8/01/42	5,000	5,683,150
University of Massachusetts Building Authority, Refunding RB, Senior Series A:
5.25%, 11/01/42	58,840	71,317,022

BLACKROCK NATIONAL MUNICIPAL FUND	SEPTEMBER 30, 2017	7

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
University of Massachusetts Building Authority, Refunding RB, Senior Series A (continued):
5.25%, 11/01/47	$14,425	$17,371,306

		339,844,733
Michigan — 1.5%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	6,485	7,370,138
Great Lakes Water Authority Water Supply System Revenue, Refunding RB, Senior Lien, Series C:
5.25%, 7/01/34	17,775	21,472,378
5.00%, 7/01/35	4,000	4,585,280
5.25%, 7/01/35	30,730	37,015,514
Michigan Finance Authority, RB, Beumont Health Credit Group, Series A, 5.00%, 11/01/44	2,000	2,227,580
Michigan State Building Authority, Refunding RB, Facilities Program Series:
6.00%, 10/15/18 (a)	7,550	7,942,222
6.00%, 10/15/18 (a)	4,490	4,723,255
6.00%, 10/15/38	415	435,543
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series W, 6.00%, 8/01/19 (a)	5,145	5,603,728
Royal Oak Michigan Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	18,130	19,339,271
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I:
6.25%, 10/15/18 (a)	4,540	4,787,612
6.25%, 10/15/18 (a)	2,710	2,857,803
6.25%, 10/15/38	250	263,023

		118,623,347
Minnesota — 0.3%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services:
Series A, 6.75%, 11/15/18 (a)	5,940	6,323,189
Series B (AGC), 6.50%, 11/15/18 (a)	2,775	2,946,578

Municipal Bonds	Par (000)	Value
Minnesota (continued)
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services (continued):
Series B (AGC), 6.50%, 11/15/38	$15,240	$16,084,906

		25,354,673
Mississippi — 0.0%
County of Warren Mississippi, RB, International Paper Co. Project, Series A, 6.50%, 9/01/32	1,890	1,975,220
Missouri — 0.0%
City of St. Louis Missouri, RB, Lambert-St. Louis International Airport, Series A-1, 6.25%, 7/01/29	1,175	1,273,994
Montana — 0.0%
City of Kalispell Montana, Refunding RB, Immanuel Lutheran Corporation Project, Series A:
5.25%, 5/15/37	405	422,707
5.25%, 5/15/47	1,500	1,544,475
5.25%, 5/15/52	1,500	1,542,105

		3,509,287
Nebraska — 0.4%
Omaha Public Power District, Seperate Electric System, Refunding RB, Series A:
5.25%, 2/01/42	14,265	16,496,759
5.25%, 2/01/46	14,670	16,902,187

		33,398,946
Nevada — 1.4%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/19 (a)	12,925	13,886,232
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 7/01/42	51,700	57,015,794
County of Clark Nevada Water Reclamation District, GO, Series B, 5.75%, 7/01/19 (a)	32,685	35,373,668
Nevada Department of Business & Industry, RB, Series A (b):
5.00%, 7/15/37	875	905,765

8	BLACKROCK NATIONAL MUNICIPAL FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Nevada (continued)
Nevada Department of Business & Industry, RB, Series A (b) (continued):
5.00%, 7/15/47	$1,400	$1,435,098

		108,616,557
New Hampshire — 0.2%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	15,605	16,939,071
New Jersey — 6.4%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/39	15	15,620
County of Cape May New Jersey Industrial Pollution Control Financing Authority, Refunding RB, Atlantic City Electric Co., Series A (NPFGC), 6.80%, 3/01/21	5,000	5,763,700
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (b)	5,180	5,208,542
County of Monmouth New Jersey Improvement Authority, RB, Brookdale Community College Project, 6.00%, 8/01/18 (a)	3,600	3,753,108
New Jersey Economic Development Authority, RB, School Facilities Construction Bonds, Series DDD, 5.00%, 6/15/42	2,815	3,013,514
New Jersey Economic Development Authority, Refunding RB:
School Facilities Construction, Series PP, 5.00%, 6/15/26	8,380	9,271,129
Series XX, 5.00%, 6/15/26	5,000	5,594,350
Series XX, 5.25%, 6/15/27	8,030	9,067,396
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	26,500	26,569,430
Series WW, 5.25%, 6/15/40	14,955	16,256,384
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	8,280	8,975,106
School Facilities Construction, Series NN, 5.00%, 3/01/23	5,125	5,709,967
Series B, 5.00%, 11/01/26	2,500	2,833,375
Series B, 5.50%, 6/15/30	44,645	52,690,029

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B (a):
7.13%, 6/01/19	$2,870	$3,159,813
7.50%, 6/01/19	9,200	10,186,056
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/21 (a)	33,185	39,056,754
AHS Hospital Corp., 6.00%, 7/01/21 (a)	1,200	1,412,328
Hackensack Meridian Health Obligated Group Issue, Series A, 5.00%, 7/01/35	7,375	8,553,304
Hackensack Meridian Health Obligated Group Issue, Series A, 5.00%, 7/01/38	6,450	7,416,016
Hackensack Meridian Health Obligated Group Issue, Series A, 5.00%, 7/01/39	22,245	25,516,350
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 7/01/43	17,110	19,236,089
St. Joseph’s Healthcare System, 6.63%, 7/01/18 (a)	200	208,590
New Jersey Higher Education Student Assistance Authority, Refunding RB, AMT:
Series 1, 5.75%, 12/01/27	345	379,631
Series 1, 5.75%, 12/01/28	285	312,428
Student Loan, Series 1B, 2.95%, 12/01/28	16,000	16,181,280
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA:
6.38%, 10/01/28	55	55,017
6.50%, 10/01/38	60	60,019
New Jersey Transportation Trust Fund Authority, RB:
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/27	7,000	7,905,100
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/28	8,280	9,283,867
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/31	7,600	7,768,720

BLACKROCK NATIONAL MUNICIPAL FUND	SEPTEMBER 30, 2017	9

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Federal Highway Reimbursement Revenue Notes, Series A-2B, 5.00%, 6/15/24	$9,000	$10,142,550
Transportation Program, Series AA, 5.00%, 6/15/38	5,000	5,333,900
Transportation System, Series A, 6.00%, 6/15/35	2,155	2,387,525
Transportation System, Series A, 5.88%, 12/15/38	14,255	14,910,445
Transportation System, Series A, 5.50%, 6/15/41	1,855	1,986,297
Transportation System, Series A, 5.00%, 6/15/42	5,695	5,984,420
Transportation System, Series AA, 5.50%, 6/15/39	39,890	43,510,815
Transportation System, Series B, 5.25%, 6/15/36	14,260	15,069,825
Transportation System, Series C, 5.25%, 6/15/32	19,810	21,974,837
New Jersey Turnpike Authority, RB, Series A, 5.00%, 1/01/34	6,500	7,606,560
New Jersey Turnpike Authority, Refunding RB, Series B, 5.00%, 1/01/34	3,000	3,558,210
Tobacco Settlement Financing Corp., Refunding RB, Series 1A, 5.00%, 6/01/41	76,085	73,991,141

		517,869,537
New Mexico — 0.0%
County of Santa Fe New Mexico, RB, (AGM), 6.00%, 2/01/27	250	302,835
New York — 12.8%
City of New York New York, GO:
Sub-Series E-1, 6.25%, 10/15/18 (a)	12,875	13,592,009
Sub-Series E-1, 6.25%, 10/15/28	575	606,487
SubSeries I-1, 5.63%, 4/01/19 (a)	2,655	2,837,823
SubSeries I-1, 5.63%, 4/01/29	105	112,096
City of New York New York Housing Development Corp., RB, M/F Housing, Series M:
6.50%, 11/01/28	4,300	4,496,338
6.88%, 11/01/38	7,785	8,154,398

Municipal Bonds	Par (000)	Value
New York (continued)
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 6/15/47	$14,285	$17,121,430
City of New York New York Municipal Water Finance Authority, Refunding RB:
2nd General Resolution Subseries, 5.25%, 6/15/37	45,000	54,546,300
Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series EE, 5.25%, 6/15/37	7,525	9,154,238
Water & Sewer System, 2nd General Resolution, Series EE, 5.38%, 6/15/43	7,125	8,002,586
Water & Sewer System, Series FF-2, 5.50%, 6/15/40	63,370	68,173,446
City of New York New York Water & Sewer System, RB, 2nd General Resolution, Series DD (BHAC), 5.75%, 6/15/40	9,500	9,819,390
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 6/01/41 (b)	8,200	8,424,434
5.00%, 6/01/45	16,695	15,845,725
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 6/01/51	5,000	5,142,800
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 2/15/21 (a)	5,430	6,250,256
5.75%, 2/15/47	3,595	4,115,232
Hudson Yards Infrastructure Corp., Refunding RB, 2nd Indenture, Series A, 5.00%, 2/15/39	12,290	14,340,464
Long Island Power Authority, Refunding RB, Electric System, Series A, 6.00%, 5/01/19 (a)	56,950	61,455,314
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/39	30,000	35,067,900
Series C, 6.50%, 11/15/18 (a)	17,505	18,609,390
Series C, 6.50%, 11/15/18 (a)	1,450	1,541,481
Series C, 6.50%, 11/15/28	4,510	4,789,846
Series D, 5.25%, 11/15/41	8,030	9,134,928
Sub-Series D-1, 5.25%, 11/15/44	38,000	44,674,320

10	BLACKROCK NATIONAL MUNICIPAL FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.00%, 11/15/37	$50,000	$58,148,000
SubSeries C-1, 5.25%, 11/15/31	14,000	17,080,140
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series F-1, 5.00%, 5/01/42	10,000	11,646,600
New York City Water & Sewer System, RB, 2nd General Resolution, Series DD, 5.75%, 6/15/40	13,400	13,850,508
New York City Water & Sewer System, Refunding RB:
2nd General Resolution Series CC, 5.25%, 6/15/46	65,965	78,490,434
2nd General Resolution Sub Series CC1, 5.00%, 6/15/37	25,000	29,548,750
Second Genration Resolution, 5.00%, 6/15/37	10,000	11,858,900
Series EE, 5.25%, 6/15/36	15,500	18,855,905
New York State Urban Development Corp., Refunding RB, Series D, 5.63%, 1/01/28	3,000	3,169,530
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.00%, 7/01/41	5,115	5,637,446
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 8/01/31	48,265	51,554,260
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (b)	5,000	5,005,300
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
151th Series, 6.00%, 9/15/28	74,580	76,277,441
152nd Series, 5.75%, 11/01/30	4,695	4,822,469
206th Series, 5.00%, 11/15/42	3,000	3,461,070
Port Authority of New York & New Jersey, Refunding RB:
5.25%, 11/15/56	58,140	68,103,452

Municipal Bonds	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, Refunding RB (continued):
194th Series, 5.25%, 10/15/55	$37,020	$42,844,727
State of New York Dormitory Authority, RB:
Columbia University, 5.00%, 7/01/38	46,870	48,347,811
Series 2015-B, 5.00%, 3/15/33	10,000	11,850,000
Series B, 5.75%, 3/15/19 (a)	19,280	20,616,682
Town of Oyster Bay New York, GO, RAN, 2.50%, 2/23/18	2,760	2,769,467
Town of Oyster Bay New York, GO, Refunding, BAN, Series C, 2.50%, 6/01/18	3,855	3,870,304
Triborough Bridge & Tunnel Authority, RB, Series A-2:
5.38%, 11/15/18 (a)	2,135	2,242,818
5.38%, 11/15/38	3,580	3,750,551
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series A, 5.25%, 11/15/45	7,805	9,092,435
Westchester Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 5.13%, 6/01/51	2,500	2,486,700

		1,031,390,331
North Carolina — 0.4%
County of Columbus North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, International Paper Co. Projects, Series B, 6.25%, 11/01/33	3,000	3,270,150
North Carolina Eastern Municipal Power Agency, Refunding RB:
(AMBAC), 6.00%, 1/01/18 (e)	16,555	16,773,692
Series A, 5.25%, 1/01/18 (a)	10,835	10,955,160
State of North Carolina, RB, Series A, 5.25%, 5/01/20 (a)	4,000	4,421,080

		35,420,082
Ohio — 1.0%
Buckeye Tobacco Settlement Financing Authority, RB, 6.25%, 6/01/37	15,450	15,354,983
County of Butler Port Authority, RB, StoryPoint Fairfield Project, Series A-1 (b):
6.38%, 1/15/43	1,500	1,542,690
6.50%, 1/15/52	3,335	3,420,576

BLACKROCK NATIONAL MUNICIPAL FUND	SEPTEMBER 30, 2017	11

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Ohio (continued)
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A:
5.75%, 11/15/31	$500	$575,635
6.50%, 11/15/37	12,690	14,875,345
6.00%, 11/15/41	4,415	5,065,903
County of Montgomery Ohio, Refunding RB, Catholic Health:
5.50%, 5/01/19 (a)	3,695	3,953,576
Series A, 5.50%, 5/01/34	6,900	7,196,148
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/19 (a)	17,195	18,173,396
State of Ohio Turnpike Commission, RB, Junior Lien, Series A, 5.25%, 2/15/39	7,500	8,678,775

		78,837,027
Pennsylvania — 4.1%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project (b):
5.00%, 5/01/27	3,250	3,718,130
5.00%, 5/01/32	3,750	4,151,888
5.00%, 5/01/42	6,305	6,756,123
City of Philadelphia Pennsylvania Gas Works, RB, 12th Series B (NPFGC), 7.00%, 5/15/20 (e)	1,700	1,854,326
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran:
6.38%, 1/01/19 (a)	9,520	10,154,222
6.38%, 1/01/39	1,055	1,120,621
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project:
6.00%, 6/01/19 (a)	6,090	6,590,050
6.00%, 6/01/29	6,670	7,197,797
County of Dauphin Pennsylvania General Authority, Refunding RB, Pinnacle Health System Project:
6.00%, 6/01/19 (a)	3,295	3,565,552
6.00%, 6/01/36	595	639,964
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 7/01/32	2,365	2,754,090
Pennsylvania Economic Development Financing Authority, RB, Project:
American Water Co., 6.20%, 4/01/39	3,475	3,716,582

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB, Project (continued):
Waste Management, Inc., Series A, AMT, 1.70%, 8/01/37	$8,570	$8,546,947
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/42 (c)	10,000	11,482,300
Series B, 5.25%, 6/01/19 (a)	12,420	13,285,798
Series B, 5.25%, 12/01/39	3,560	4,014,505
Series B (BAM), 5.25%, 12/01/44	8,000	9,231,600
Sub-Series A, 5.50%, 12/01/46	46,430	54,696,397
Sub-Series B-1, 5.00%, 6/01/37	11,205	12,721,149
Sub-Series B-1, 5.00%, 6/01/42	8,000	9,012,080
Sub-Series B-1, 5.25%, 6/01/47	69,700	80,249,792
Subordinate, Special Motor License Fund, 6.00%, 12/01/20 (a)	1,195	1,377,094
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series A-1, 5.25%, 12/01/45	22,000	24,915,220
Philadelphia Authority for Industrial Development, RB, University of the Sciences, 5.00%, 11/01/47	30,000	33,251,100
Philadelphia Authority for Industrial Development, Refunding RB, Wesley Enhanced Living Obligated Group, 5.00%, 7/01/42	1,085	1,133,489
Philadelphia Gas Works Co, Refunding RB, 1988 General Ordinance, Series Fifteenth, 5.00%, 8/01/42	15,000	17,099,850

		333,236,666
Puerto Rico — 0.4%
Children’s Trust Fund, Refunding RB, Tobacco Settlement, Asset-Backed Bonds:
5.50%, 5/15/39	13,720	13,733,720
5.63%, 5/15/43	16,840	16,880,416

12	BLACKROCK NATIONAL MUNICIPAL FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Puerto Rico (continued)
Children’s Trust Fund, Refunding RB, Tobacco Settlement, Asset-Backed Bonds (continued):
5.38%, 5/15/33	$85	$85,715

		30,699,851
Rhode Island — 0.1%
Tobacco Settlement Financing Corp., Refunding RB, Series B, 5.00%, 6/01/50	10,000	10,223,000
South Carolina — 0.5%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM):
6.50%, 8/01/39	4,455	5,149,223
6.25%, 8/01/34	1,525	1,748,687
South Carolina Jobs-Economic Development Authority, Refunding RB, the Woodlands at Furman, 5.25%, 11/15/37	6,005	6,403,011
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/19 (a)	3,090	3,346,563
State of South Carolina Ports Authority, ARB, AMT, 5.25%, 7/01/55	5,500	6,138,990
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.75%, 12/01/43	13,875	15,850,106

		38,636,580
Texas — 10.9%
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc., Airport Improvement Projects, Series C, AMT, 5.00%, 7/15/20	6,535	7,004,213
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 5/15/19 (a)	30,645	33,107,326
6.00%, 11/15/35	1,705	1,844,367
5.38%, 11/15/38	1,855	1,971,438
City of Houston Texas Utility System, Refunding RB, Series A, 1st Lien, 5.25%, 11/15/30	24,305	27,365,486
City of San Antonio Texas Electric & Gas Revenue, Refunding RB, 5.00%, 2/01/42	14,150	16,489,702
City of Texas El Paso, GO, 5.00%, 8/15/42	15,845	18,099,268

Municipal Bonds	Par (000)	Value
Texas (continued)
Comal Independent School District, GO, School Building, Series A (PSF-GTD), 5.25%, 2/01/18 (a)	$2,245	$2,278,136
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
7.00%, 1/01/23 (a)	1,075	1,369,572
7.00%, 1/01/23 (a)	2,625	3,344,303
6.38%, 1/01/33	465	525,352
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	9,775	10,777,817
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare (a):
6.00%, 8/15/20	3,700	4,210,711
6.00%, 8/15/20	46,300	52,690,789
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series D, 5.00%, 11/01/38	11,265	12,508,769
Series D, 5.00%, 11/01/42	9,340	10,261,111
Series D, 5.00%, 11/01/43	11,850	12,811,272
Series H, 5.00%, 11/01/42	25,265	27,846,072
Dallas-Fort Worth Texas International Airport, ARB, Joint Improvement, Series H, AMT, 5.00%, 11/01/37	32,100	35,790,858
Grand Parkway Transportation Corp., RB, Series B, 5.25%, 10/01/51	22,155	25,399,821
Harris County Cultural Education Facilities Finance Corp., RB, 5.50%, 10/01/39	8,500	9,160,960
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/30	6,085	7,242,245
New Hope Cultural Education Facilities Finance Corp., RB, Jubilee Academic Center Project, Series A (b):
5.00%, 8/15/37	2,000	2,008,980
5.13%, 8/15/47	2,085	2,093,966
North Texas Municipal Water District, Refunding RB, 6.25%, 6/01/18	2,795	2,893,412
North Texas Tollway Authority, RB, Special Projects System, Series A, 6.00%, 9/01/41	4,815	5,627,916

BLACKROCK NATIONAL MUNICIPAL FUND	SEPTEMBER 30, 2017	13

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Texas (continued)
North Texas Tollway Authority, Refunding RB:
1st Tier System, 6.00%, 1/01/34	$11,490	$13,158,118
1st Tier System (NPFGC), 5.75%, 1/01/18 (a)	2,895	2,930,087
1st Tier System (NPFGC), 5.75%, 1/01/40	935	945,388
1st Tier System, Series A, 6.00%, 1/01/28	185	196,268
1st Tier System, Series K-2 (AGC), 6.00%, 1/01/19 (a)	2,245	2,384,078
1st Tier System, Series S (NPFGC), 5.75%, 1/01/18 (a)	8,425	8,527,111
1st Tier System, Series S (NPFGC), 5.75%, 1/01/18 (a)	3,890	3,937,147
1st Tier System, Series SE (NPFGC), 5.75%, 1/01/40	1,445	1,461,618
Series C, 6.00%, 1/01/25	12,630	13,405,861
Northwest Independent School District, GO, Unlimited Tax, School Building (PSF-GTD), 5.00%, 2/15/42	35,000	40,374,600
State of Texas, RB, 4.00%, 8/30/18	250,000	256,792,500
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 2/15/47	30,000	34,193,400
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 6/30/40	29,535	33,360,373
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	23,000	25,554,610
Texas Water Development Board, RB, State Water Implementation Revenue, 5.25%, 10/15/46	65,415	78,314,838
Ysleta Independent School District, GO, Unlimited Tax, School Building (PSF-GTD), 5.00%, 8/15/45	22,905	26,374,649

		876,634,508
Utah — 1.4%
County of Utah Utah, RB, IHC Health Services, Inc.:
5.00%, 5/15/43	70,000	76,668,200
Series B, 5.00%, 5/15/46	22,500	25,768,800

Municipal Bonds	Par (000)	Value
Utah (continued)
Utah Charter School Finance Authority, Refunding RB, The Freedom Academy Foundation Project (b):
5.25%, 6/15/37	$3,795	$3,790,066
5.38%, 6/15/48	4,740	4,679,897

		110,906,963
Virginia — 0.4%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A, 5.50%, 3/01/46	1,815	1,804,582
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	25,515	28,942,940

		30,747,522
Washington — 1.9%
City of Seattle Washington Housing Authority, RB, M/F Housing, Newholly Project, AMT, 6.25%, 12/01/35	2,750	2,754,730
Port of Seattle Washington, ARB, Intermediate Lien, Series C, AMT:
5.00%, 5/01/35	5,000	5,823,300
5.00%, 5/01/36	5,000	5,800,700
5.25%, 5/01/42	36,500	43,032,040
University of Washington, Refunding RB, Series A, 5.25%, 12/01/46	35,385	42,195,551
Washington Health Care Facilities Authority, RB:
Catholic Health Initiatives, Series A, 5.75%, 1/01/45	21,355	23,341,869
MultiCare Health System, Series B (AGC), 6.00%, 8/15/19 (a)	2,000	2,181,920
Swedish Health Services, Series A, 6.75%, 5/15/21 (a)	16,000	19,152,640
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	10,090	10,559,387

		154,842,137
Wisconsin — 0.2%
Public Finance Authority, RB (b):
Delray Beach Radiation Therapy, 7.00%, 11/01/46	6,385	6,640,975

14	BLACKROCK NATIONAL MUNICIPAL FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, RB (b) (continued):
Mary’s Woods at Marylhurst Project, 5.25%, 5/15/47	$1,000	$1,065,270
Public Finance Authority, Refunding RB, AMT, National Gypsum Co., 5.25%, 4/01/30	5,900	6,300,433

		14,006,678
Total Long-Term Investments (Cost — $7,298,985,769) — 94.1%		7,590,906,447

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.74% (g)(f)	388,664,224	388,780,823

Value
Total Short-Term Securities (Cost — $388,746,513) — 4.8%	388,780,823
Total Investments (Cost — $7,687,732,282) — 98.9%	7,979,687,270
Other Assets Less Liabilities — 1.1%	89,784,034

Net Assets — 100.0%	$8,069,471,304

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.

(d)	Issuer filed for bankruptcy and/or is in default.

(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(f)	Annualized 7-day yield as of period end.

(g)	During the period ended September 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2017	Net Activity	Shares Held at September 30, 2017	Value at September 30, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	429,034,619	(40,370,395)	388,664,224	$388,780,823	$763,428	$17,712	$(9,965)

BLACKROCK NATIONAL MUNICIPAL FUND	SEPTEMBER 30, 2017	15

Schedule of Investments (continued)	BlackRock National Municipal Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	(694)	December 2017	$81,545	$596,833
10-Year U.S. Treasury Note	(1,292)	December 2017	$161,904	2,217,996
Long U.S. Treasury Bond	(800)	December 2017	$122,250	2,405,675
Ultra Long U.S. Treasury Bond	(300)	December 2017	$49,538	1,028,316
Total				$6,248,820

Portfolio Abbreviations

AGC	Assured Guarantee Corp.	COP	Certificates of Participation	M/F	Multi-Family
AGM	Assured Guaranty Municipal Corp.	EDA	Economic Development Authority	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	GARB	General Airport Revenue Bonds	PSF-GTD	Permanent School Fund Guaranteed
AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds	RAN	Revenue Anticipation Notes
ARB	Airport Revenue Bonds	HFA	Housing Finance Agency	RB	Revenue Bonds
BAM	Build America Mutual Assurance Co.	IDA	Industrial Development Authority	S/F	Single-Family
BAN	Bond Anticipation Notes	IDB	Industrial Development Board
BHAC	Berkshire Hathaway Assurance Corp.	LRB	Lease Revenue Bonds

16	BLACKROCK NATIONAL MUNICIPAL FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock National Municipal Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$—	$7,590,906,447	—	$7,590,906,447
Short-Term Securities	388,780,823	—	—	388,780,823

Total	$388,780,823	$7,590,906,447	—	$7,979,687,270

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$6,248,820	—	—	$6,248,820

[1] See above Schedule of Investments for values in each state and political subdivision.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK NATIONAL MUNICIPAL FUND	SEPTEMBER 30, 2017	17

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.9%
State of Alabama Docks Department, Refunding RB, Docks Facilities Revenue, Series B:
5.00%, 10/01/18	$1,000	$1,036,940
5.00%, 10/01/19	1,000	1,070,430
5.00%, 10/01/20	1,750	1,926,085

		4,033,455
Arizona — 4.7%
Arizona Health Facilities Authority, Refunding RB, Banner Health, Series A, 5.00%, 1/01/19	2,735	2,870,054
City of Peoria Arizona, GO, Refunding, Series B, 4.00%, 7/15/19	5,325	5,601,048
Maricopa County IDA, Refunding RB, Banner Health, Series A, 5.00%, 1/01/20	2,500	2,713,075
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/18 (a)	10,000	10,104,500

		21,288,677
California — 9.0%
California Municipal Finance Authority, Refunding RB:
Biola University, 5.00%, 10/01/20	305	337,824
Community Medical Centers, Series A, 5.00%, 2/01/18	750	759,675
Community Medical Centers, Series A, 5.00%, 2/01/19	1,000	1,048,320
California State University, Refunding RB, Series A, 5.00%, 11/01/18	1,800	1,879,704
California Statewide Communities Development Authority, Refunding RB, Rady Children’s Hospital, Series A, 4.00%, 8/15/19	625	660,419
City of Los Angeles Department of Airports, RB, Los Angeles International Airport, Series B, AMT, 5.00%, 5/15/20	1,100	1,206,755
City of Riverside California Sewer Revenue, Refunding RB, Series A, 4.00%, 8/01/18	1,020	1,046,561
Fresno Joint Powers Financing Authority, Refunding RB, Master Lease Project, Series A:
5.00%, 4/01/20	1,000	1,091,570
5.00%, 4/01/21	1,250	1,406,162

Municipal Bonds	Par (000)	Value
California (continued)
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed:
Series A, 5.00%, 6/01/19	$1,000	$1,066,560
Series A-1, 5.00%, 6/01/20	8,000	8,801,040
Los Angeles Department of Water & Power, Refunding RB, Series B, 5.00%, 12/01/18	10,000	10,449,300
Palmdale Financing Authority, Refunding RB, (AGM):
4.00%, 11/01/19	325	344,152
4.00%, 11/01/20	340	368,421
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A, 5.00%, 7/01/19	1,055	1,129,198
Semitropic Improvement District, Refunding RB, Series A, 5.25%, 12/01/19 (a)	500	546,050
State of California Department of Water Resources, Refunding RB, Central Valley Project, 5.00%, 6/01/18 (a)	2,580	2,651,853
State of California Public Works Board, RB, Various Capital Projects, Sub Series I-1, 5.38%, 11/01/19 (a)	5,000	5,455,400

		40,248,964
Colorado — 0.9%
Adams & Arapahoe Joint School District 28J Aurora, GO, Refunding, Series A, 5.00%, 12/01/20	355	397,192
City & County of Denver Colorado Airport System Revenue, Refunding RB, Series A:
5.00%, 11/15/18	3,000	3,136,200
5.00%, 11/15/19	500	540,755

		4,074,147
Connecticut — 6.4%
State of Connecticut, GO:
Series A, 5.00%, 4/15/20	8,800	9,565,952
Series C, VRDN (Bank of America N.A SBPA), 1.00%, 5/15/34	9,770	9,770,000
Series D, 5.00%, 11/01/19	1,425	1,532,060
State of Connecticut, Special Tax Revenue, RB, Series A, 5.00%, 8/01/19	3,000	3,199,860
State of Connecticut, Special Tax Revenue, Refunding RB, Series B, 5.00%, 8/01/19	2,665	2,842,543

BLACKROCK SHORT-TERM MUNICIPAL FUND	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund

Municipal Bonds	Par (000)	Value
Connecticut (continued)
Town of Manchester, GO, 2.00%, 2/21/18	$1,000	$1,003,340
University of Connecticut, RB, Series A, 5.00%, 2/15/18	1,000	1,014,700

		28,928,455
District of Columbia — 0.9%
Metropolitan Washington Airports Authority, Refunding RB, Series A AMT, 5.00%, 10/01/17	4,000	4,000,920
Florida — 7.8%
County of Monroe School District, RB, Florida Sales Tax (AGM), 5.00%, 10/01/20	500	554,670
County of Pinellas Health Facilities Authority, Refunding RB, Baycare Health System Issue, VRDN, US BANK NA LOC, Series A1, 0.86%, 11/01/38	1,900	1,900,000
Florida Department of Environmental Protection, Refunding RB, Series A, 5.00%, 7/01/18	17,985	18,533,183
Orlando Utilities Commission, Refunding RB, Series A, 5.00%, 10/01/20	5,000	5,543,550
South Florida Water Management District, COP, Refunding, 5.00%, 10/01/19	1,500	1,612,155
State of Florida, GO, Refunding, Series A, 5.00%, 7/01/19	6,500	6,948,890

		35,092,448
Georgia — 0.1%
County of Cobb Kennestone Hospital Authority, Refunding RB, Revenue Anticipation Certificates:
5.00%, 4/01/20	110	119,872
5.00%, 4/01/21	200	223,782
County of Fulton Development Authority, RB, Revenue Anticipation Certificates, Series A, 5.00%, 4/01/21	125	139,864

		483,518
Illinois — 3.8%
Chicago O’Hare International Airport, Refunding RB, General, Senior Lien, Series B, 5.00%, 1/01/20	7,000	7,594,930

Municipal Bonds	Par (000)	Value
Illinois (continued)
Chicago Transit Authority, Refunding RB, Section 5337, State of Good Repair Formula Funds:
5.00%, 6/01/20	$1,000	$1,091,450
5.00%, 6/01/21	2,000	2,235,460
City of Chicago Illinois Waterworks Revenue, Refunding RB, 2nd Lien (AGM), 5.00%, 11/01/17	1,075	1,078,827
Illinois Finance Authority, Refunding RB, Southern Illinois Healthcare, 5.00%, 3/01/21	265	292,496
Metropolitan Water Reclamation District of Greater Chicago, GO, Refunding, Series A, 5.00%, 12/01/17	1,005	1,012,256
State of Illinois Sales Tax, Refunding RB, Build Illinois Bonds, 5.00%, 6/15/19	3,715	3,937,343

		17,242,762
Iowa — 4.9%
Iowa Finance Authority, RB, VRDN, CJ BIO America, Inc. Project (Korea Development Bank LOC), 1.20%, 4/01/22	22,000	22,000,000
Kentucky — 1.8%
Kentucky State Property & Building Commission, Refunding RB, Project No.117, Series D:
5.00%, 5/01/20	3,000	3,268,020
5.00%, 5/01/21	4,400	4,923,556

		8,191,576
Louisiana — 0.2%
Louisiana Public Facilities Authority, Refunding RB, Ochsner Clinic Foundation Project, 5.00%, 5/15/20	225	245,779
West Baton Rouge Parish School District No. 3, GO, (AGM):
3.00%, 3/01/21	300	315,918
5.00%, 3/01/21	225	251,921

		813,618
Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, Refunding RB, University of New England, 4.00%, 7/01/21 (b)	450	490,914

2	BLACKROCK SHORT-TERM MUNICIPAL FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund

Municipal Bonds	Par (000)	Value
Massachusetts — 5.4%
Commonwealth of Massachusetts, GO:
Series A, 5.00%, 3/01/20	$7,540	$8,242,803
Refunding Series B, 5.00%, 8/01/19	7,595	8,142,751
Refunding Series D (AGM), 5.50%, 11/01/19	4,250	4,638,748
Massachusetts Development Finance Agency, Refunding RB, Harvard University, Series B-1, 5.00%, 10/15/20 (a)	765	855,500
Massachusetts State Educational Financing Authority, RB, Issue I, AMT, 4.00%, 1/01/18	1,750	1,762,425
Massachusetts State Educational Financing Authority, Refunding RB, Issue K, Senior Series A, AMT, 4.00%, 7/01/20	375	398,426

		24,040,653
Michigan — 1.4%
Grand Rapids Public Schools, GO, Refunding, (AGM):
5.00%, 5/01/19	220	232,901
5.00%, 5/01/20	475	519,427
Michigan Finance Authority, Refunding RB, Henry Ford Health System:
5.00%, 11/15/17	300	301,521
5.00%, 11/15/18	270	281,253
Michigan State Hospital Finance Authority, RB, 0.95%, 02/01/18	1,935	1,934,710
Michigan State Housing Development Authority, Refunding RB, VRDN, S/F Housing, Series C (Barclays Bank PLC SBPA), 0.95%, 12/01/35	1,900	1,900,000
University of Michigan, Refunding RB, General, Series A, 5.00%, 4/01/20	1,000	1,097,560

		6,267,372
Nebraska — 1.8%
Nebraska Public Power District, RB, General, Series B, 5.00%, 1/01/18 (a)	8,000	8,083,600
Nevada — 0.5%
County of Clark Department of Aviation, Refunding RB, Series B, 5.00%, 7/01/18	2,250	2,317,545
New Jersey — 14.2%
Borough of Oceanport New Jersey, GO, BAN, 2.00%, 6/29/18	5,518	5,549,663

Municipal Bonds	Par (000)	Value
New Jersey (continued)
City of North Wildwood New Jersey, GO, Refunding BAN, 2.25%, 5/09/18	$4,530	$4,556,319
Gloucester County Improvement Authority, Refunding RB, Rowan University Project, Series A, 5.00%, 11/01/20	520	576,332
Hasbrouck Heights Board of Education, GO, Promissory Notes, 2.00%, 7/13/18	5,125	5,151,086
New Jersey EDA, RB, Series DDD:
5.00%, 6/15/20	810	872,880
5.00%, 6/15/21	3,000	3,289,350
New Jersey EDA, Refunding RB, Transit Corp. Projects, Series B, 5.00%, 11/01/19	4,500	4,781,700
New Jersey Educational Facilities Authority, Refunding RB:
Ramapo College, Series B, 5.00%, 7/01/21	890	997,770
The William Paterson University of New Jersey, Series E (BAM), 5.00%, 7/01/20	2,160	2,374,985
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group, 5.00%, 7/01/21	100	112,459
New Jersey Transportation Trust Fund Authority, RB, Federal Highway Reimbursement Revenue Notes, Series A:
5.00%, 6/15/20	11,500	12,389,755
5.00%, 6/15/21	1,320	1,444,463
New Jersey Turnpike Authority, Refunding RB, Series B:
5.00%, 1/01/19	2,670	2,800,483
5.00%, 1/01/20	3,190	3,461,884
Township of Lacey New Jersey, GO, BAN, Series A, 2.00%, 5/25/18	3,000	3,014,580
Township of Lumberton New Jersey, GO, Refunding BAN, Series A, 2.25%, 5/09/18	2,682	2,696,636
Township of Pennsauken New Jersey, GO, BAN, Series A, 2.50%, 6/20/18	2,515	2,537,459
Township of Vernon, GO, 2.00%, 9/14/18	3,887	3,912,032

BLACKROCK SHORT-TERM MUNICIPAL FUND	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Township of Winslow New Jersey, GO, 1.75%, 6/06/18	$3,508	$3,521,465

		64,041,301
New York — 19.4%
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A, 5.00%, 7/15/20	335	365,837
City of Glens Falls New York, GO, Refunding BAN, 1.40%, 6/08/18	6,575	6,575,789
City of New York New York, GO, Refunding:
Series A, 5.00%, 8/01/19	10,000	10,716,400
Series C, 4.00%, 8/01/18	5,000	5,125,600
City of Yonkers, GO, Series A (AGM), 4.00%, 11/15/19	600	635,088
Cooperstown Central School District, GO, BAN, 2.00%, 6/29/18	5,000	5,025,400
County of Nassau New York, GO, Series C, 5.00%, 4/01/19	1,400	1,481,844
Erie County Industrial Development Agency, Refunding RB, City School District Buffalo Project, Series A, 5.00%, 5/01/18	2,000	2,048,120
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Future Tax Secured, Fiscal 2015, Sub-Series E-1:
5.00%, 2/01/19 (c)	1,660	1,748,644
5.00%, 2/01/19	3,340	3,514,214
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, Series B, 5.00%, 11/01/18	3,605	3,760,339
New York State Dormitory Authority, Refunding RB, Wyckoff Heights Medical Center, 4.00%, 2/15/18	2,200	2,224,200
New York State Environmental Facilities Corp., Refunding RB, Series A, 5.00%, 6/15/18	5,000	5,144,700
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 5/01/19	4,740	5,025,680
Oneida City School District Foundation, Inc., GO, 2.00%, 6/29/18	4,000	4,020,320
Port Authority of New York & New Jersey, Refunding RB:
167th Series, 5.00%, 9/15/19	5,000	5,373,550

Municipal Bonds	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, Refunding RB (continued):
172nd Series, 5.00%, 10/01/18	$8,765	$9,109,465
197th Series, AMT, 5.00%, 11/15/19	2,750	2,971,870
Solvay Union Free School District, GO, Refunding BAN, 2.00%, 6/29/18	4,400	4,424,728
Southwestern Central School District, GO, Chautauqua County, BAN, 2.00%, 6/28/18	7,000	7,033,880
TSASC, Inc., Refunding RB, Senior, Series A, 5.00%, 6/01/20	770	837,352

		87,163,020
North Carolina — 0.2%
Charlotte-Mecklenburg Hospital Authority, Refunding RB, Carolinas Healthcare System, Series A, 5.00%, 1/15/19	765	804,114
Ohio — 2.6%
City of Willoughby Ohio, GO, BAN, 2.00%, 6/22/18	5,000	5,026,650
State of Ohio, GO, Series B, 5.00%, 3/15/19	5,000	5,287,700
Village of Woodmere Ohio, GO, Various Purpose, BAN, 1.50%, 10/04/17	1,400	1,400,098

		11,714,448
Oklahoma — 1.5%
Grand River Dam Authority, Refunding RB, Series A, 5.00%, 6/01/20	4,000	4,401,280
Norman Regional Hospital Authority, Refunding RB:
4.00%, 9/01/19	1,000	1,045,430
5.00%, 9/01/20	1,000	1,092,070

		6,538,780
Oregon — 2.4%
City of Portland Oregon Sewer System Revenue, Refunding RB, 1st Lien, Series A, 5.00%, 6/01/19	10,000	10,660,400
Pennsylvania — 1.9%
City of Philadelphia, GO, Refunding Series A, 5.00%, 8/01/20	2,250	2,474,078
Commonwealth of Pennsylvania, GO, 2nd Series, 5.00%, 9/15/19	5,000	5,372,700

4	BLACKROCK SHORT-TERM MUNICIPAL FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Philadelphia Municipal Authority, Refunding RB, Juvenile Justice Services Center, 5.00%, 4/01/20	$700	$761,383

		8,608,161
Tennessee — 1.3%
Shelby County Health Educational & Housing Facilities Board, RB, Methodist Le Bonheur Healthcare, Series A, 5.00%, 5/01/20	690	754,901
State of Tennessee, GO, Refunding, Series A, 5.00%, 8/01/18	5,000	5,170,150

		5,925,051
Texas — 4.8%
City of San Antonio Texas, GO, Refunding, 5.00%, 2/01/18	2,475	2,509,304
City Public Service Board of San Antonio, Refunding RB, Series D, 5.00%, 2/01/19	6,485	6,827,667
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, Baylor College of Medicine, 5.00%, 11/15/19	1,660	1,792,651
North Texas Municipal Water District, Refunding RB, 5.00%, 9/01/18	5,910	6,128,256
Tarrant Regional Water District, Refunding RB, Water Control & Improvement District, 5.00%, 3/01/20	3,980	4,347,991

		21,605,869
Virginia — 0.2%
Lynchburg EDA, Refunding RB, Cental Health, Series A:
5.00%, 1/01/20	500	540,750

Municipal Bonds	Par (000)	Value
Virginia (continued)
Lynchburg EDA, Refunding RB, Cental Health, Series A (continued):
5.00%, 1/01/21	$500	$555,895

		1,096,645
Washington — 0.7%
State of Washington, GO, Various Purpose, Series A, 5.00%, 7/01/18 (a)	2,625	2,705,824
Washington Health Care Facilities Authority, Refunding RB, Seattle Cancer Care Alliance, 5.00%, 3/01/18	290	294,591

		3,000,415
Wisconsin — 0.2%
Public Finance Authority, Refunding RB, Retirement Housing Foundation:
5.00%, 11/15/19	440	471,715
5.00%, 11/15/20	425	467,538

		939,253
Total Long-Term Investments (Cost — $448,549,739) — 100.0%		449,696,081

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.74% (d)(e)	116,733	116,768
Total Short-Term Securities (Cost — $116,769) — 0.0%		116,768
Total Investments (Cost — $448,666,508) — 100.0%		449,812,849
Liabilities in Excess of Other Assets — (0.0)%		(44,773)

Net Assets — 100.0%		$449,768,076

Notes to Schedule of Investments

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

BLACKROCK SHORT-TERM MUNICIPAL FUND	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund

(b)	When-issued security.

(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(d)	Annualized 7-day yield as of period end.

(e)	During the period ended September 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2017	Net Activity	Shares Held at September 30, 2017	Value at September 30, 2017	Income	Net Realized Loss	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	68,139	48,594	116,733	$116,768	$733	$(35)	$(1)

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.	EDA	Economic Development Authority	RB	Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds	SBPA	Stand-by Bond Purchase Agreements
BAM	Build America Mutual Assurance Co.	IDA	Industrial Development Authority	S/F	Single-Family
BAN	Bond Anticipation Notes	LOC	Letter of Credit	VRDN	Variable Rate Demand Notes
COP	Certificates of Participation

6	BLACKROCK SHORT-TERM MUNICIPAL FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$—	$449,696,081	—	$449,696,081
Short-Term Securities	116,768	—	—	116,768

Total	$116,768	$449,696,081	—	$449,812,849

[1] See above Schedule of Investments for values in each state or political subdivision.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK SHORT-TERM MUNICIPAL FUND	SEPTEMBER 30, 2017	7

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: November 20, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Fund, Inc.

Date: November 20, 2017